UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

TDX Independence Funds, Inc.

(Exact name of Registrant as specified in charter)

60 Wall Street New York, New York 10005

(Address of principal executive offices) (Zip code)

Hans Ephraimson TDX Independence Funds, Inc. 60 Wall Street New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2011

Date of reporting period: November 30, 2010

Item 1.	Report to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

November 30, 2010

Unaudited

TDX Independence Funds, Inc.

TDX Independence 2010 Exchange-Traded Fund

TDX Independence 2020 Exchange-Traded Fund

TDX Independence 2030 Exchange-Traded Fund

TDX Independence 2040 Exchange-Traded Fund

TDX Independence In-Target Exchange-Traded Fund

TDX Independence Funds, Inc.

TO OUR SHAREHOLDERS:

We are pleased to present this Semi-Annual Report for TDX Independence Funds, Inc., which covers the six-month period ending November 30, 2010.

As announced on June 30, 2010, Deutsche Bank AG acquired XShares Advisors, LLC, the investment advisor to the Funds and re-branded the investment advisor as DBX Strategic Advisors LLC. The acquisition has not yet and is not expected to result in any material changes to the Funds’ investment strategies, day-to-day management of the Funds or the Funds’ fees and expenses. In anticipation of the acquisition, at an in-person meeting of the Board of Directors of the Funds held on June 29, the Board approved various agreements including the permanent advisory agreements. These agreements were approved at a joint special meeting of shareholders held on October 20.

We believe that these Funds provide convenience and clarity for investors seeking a sophisticated product in one simple investment. Over the past six months the Funds have continued to highlight the benefits of target-date investing. During the six months covered in this report, the TDX Independence 2040 ETF and the TDX Independence 2030 ETF, which have the greatest percentage allocations to equities, benefitted from strong performance in domestic and international equity markets and experienced returns based on changes in its net asset value (“NAV”) of 10.64% and 9.79%, respectively.* The TDX Independence 2020 ETF, with a more balanced allocation between equity and fixed income securities, experienced a NAV return of 8.41%*. For investors with a shorter investment horizon, the TDX Independence 2010 ETF and the TDX Independence In-Target ETF, which allocate a large percentage of assets to less volatile fixed-income securities, experienced NAV returns of 3.27% and 3.23%, respectively.*

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Hans Ephraimson President

* Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. See pages 2-11 of this report for additional performance information, including performance data based on market value. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. (For specific performance results, please refer to the Fund Performance Section on the following pages of this report).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2010 Exchange-Traded Fund (TDD)

The TDX Independence 2010 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index.

The Zacks 2010 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. Upon reaching the target date, the index will have shifted to its most conservative allocation. Over the next five years, allocations shift from conservative to moderately conservative, allowing for a larger exposure to equities than at the target date.

The fund invests in a representative sample of securities included in the index that collectively has an investment profile similar to the index and therefore may or may not hold all of the securities in the index. For the six-month period ended November 30, 2010, the total return for the Fund based on changes in its net asset value was 3.27%, while the total return for the index was 3.57%.

Performance as of 11/30/10

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	3.31%	0.07%	3.61%	7.08%
Since Inception[1]	0.40%	-0.42%	0.54%	3.39%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Six Month	3.27%	0.86%	3.57%	6.73%
One Year	3.31%	0.07%	3.61%	7.08%
Since Inception[1]	1.28%	-1.31%	1.71%	11.13%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 2.10%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2010 Exchange-Traded Fund (TDD) (Continued)

Top Ten Holdings2 as of 11/30/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	794	$55,230	0.4%
Apple, Inc.	150	46,673	0.3%
Microsoft Corp.	1,317	33,202	0.2%
Berkshire Hathaway, Inc., Class B	409	32,589	0.2%
Wal-Mart Stores, Inc.	551	29,803	0.2%
International Business Machines Corp.	199	28,151	0.2%
Google, Inc., Class A	49	27,230	0.2%
Procter & Gamble (The) Co.	442	26,993	0.2%
Johnson & Johnson	436	26,836	0.2%
Chevron Corp.	325	26,315	0.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.50%, 2/28/11	$1,663,700	$1,681,507	11.7%
U.S. Treasury Bond/Note, 4.75%, 5/15/14	955,200	1,081,615	7.5%
U.S. Treasury Bond/Note, 1.38%, 4/15/12	954,900	968,552	6.7%
U.S. Treasury Bond/Note, 1.38%, 2/15/13	862,200	878,434	6.1%
U.S. Treasury Bond/Note, 1.75%, 11/15/11	733,800	743,947	5.2%
U.S. Treasury Bond/Note, 2.38%, 2/28/15	689,700	723,645	5.0%
U.S. Treasury Bond/Note, 3.38%, 7/31/13	614,900	660,489	4.6%
Fed. Home Loan Mort. Corp., 3.25%, 2/25/11	539,000	542,737	3.8%
U.S. Treasury Bond/Note, 0.88%, 5/31/11	416,100	417,514	2.9%
Fed. Home Loan Mort. Corp., 4.50%, 1/15/13	373,000	403,375	2.8%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2020 Exchange-Traded Fund (TDH)

The TDX Independence 2020 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index.

The Zacks 2020 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. Gradually, the Underlying Index’s allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

The fund invests in a representative sample of securities included in the index that collectively has an investment profile similar to the index and therefore may or may not hold all of the securities in the index. For the six-month period ended November 30, 2010, the total return for the Fund based on changes in its net asset value was 8.41%, while the total return for the index was 8.73%.

Performance as of 11/30/10

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	7.03%	9.43%	7.35%	9.65%
Since Inception[1]	-2.19%	-2.22%	-2.08%	0.45%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Six Month	8.41%	10.26%	8.73%	8.32%
One Year	7.03%	9.43%	7.35%	9.65%
Since Inception[1]	-6.77%	-6.87%	-6.44%	1.45%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 1.90%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2020 Exchange-Traded Fund (TDH) (Continued)

Top Ten Holdings2 as of 11/30/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	9,137	$635,569	1.6%
Apple, Inc.	1,674	520,865	1.3%
Berkshire Hathaway, Inc., Class B	4,694	374,018	0.9%
Microsoft Corp.	14,753	371,923	0.9%
Wal-Mart Stores, Inc.	6,610	357,534	0.9%
International Business Machines Corp.	2,318	327,905	0.8%
Johnson & Johnson	5,188	319,320	0.8%
Procter & Gamble (The) Co.	5,173	315,915	0.8%
General Electric Co.	19,186	303,715	0.8%
Google, Inc., Class A	545	302,862	0.8%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.75%, 5/15/14	$1,155,000	$1,307,857	3.2%
U.S. Treasury Bond/Note, 8.13%, 8/15/19	566,100	818,457	2.0%
European Investment Bank, 4.63%, 5/15/14	704,000	784,789	1.9%
U.S. Treasury Bond/Note, 3.13%, 1/31/17	729,000	781,966	1.9%
U.S. Treasury Bond/Note, 2.50%, 3/31/15	724,500	764,178	1.9%
General Electric Co., 5.25%, 12/06/17	584,000	640,013	1.6%
Fed. Natl. Mort. Assoc., 5.00%, 5/11/17	546,000	634,943	1.6%
U.S. Treasury Bond/Note, 6.25%, 5/15/30	499,300	604,238	1.5%
Goldman Sachs Group (The), Inc., 5.00%, 10/01/14	517,000	557,840	1.4%
U.S. Treasury Bond/Note, 3.63%, 2/15/20	478,000	516,576	1.3%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2030 Exchange-Traded Fund (TDN)

The TDX Independence 2030 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index.

The Zacks 2030 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. Gradually, the Underlying Index’s allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

The fund invests in a representative sample of securities included in the index that collectively has an investment profile similar to the index and therefore may or may not hold all of the securities in the index. For the six-month period ended November 30, 2010, the total return for the Fund based on changes in its net asset value was 9.79%, while the total return for the index was 10.15%.

Performance as of 11/30/10

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	7.42%	7.18%	7.77%	12.61%
Since Inception[1]	-6.20%	-6.37%	-6.08%	-1.79%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Six Month	9.79%	12.44%	10.15%	10.24%
One Year	7.42%	7.18%	7.77%	12.61%
Since Inception[1]	-18.33%	-18.83%	-18.01%	-5.55%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 1.95%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2030 Exchange-Traded Fund (TDN) (Continued)

Top Ten Holdings2 as of 11/30/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	11,181	$777,749	2.2%
Apple, Inc.	2,029	631,324	1.8%
Berkshire Hathaway, Inc., Class B	5,738	457,205	1.3%
Microsoft Corp.	17,989	453,502	1.3%
Wal-Mart Stores, Inc.	8,013	433,423	1.2%
International Business Machines Corp.	2,800	396,088	1.1%
Johnson & Johnson	6,300	387,765	1.1%
Procter & Gamble (The) Co.	6,333	386,756	1.1%
Google, Inc., Class A	669	371,770	1.0%
General Electric Co.	23,428	370,866	1.0%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.38%, 2/15/38	$342,200	$360,700	1.0%
U.S. Treasury Bond/Note, 7.50%, 11/15/16	171,300	226,839	0.6%
Verizon Global Funding Corp., 7.75%, 12/01/30	140,000	178,336	0.5%
General Electric Capital Corp., Series A, MTN, 6.75%, 3/15/32	153,000	167,353	0.5%
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	150,000	167,151	0.5%
U.S. Treasury Bond/Note, 1.75%, 11/15/11	157,000	159,171	0.4%
ConocoPhillips, 5.90%, 10/15/32	132,000	148,912	0.4%
Citigroup, Inc., 8.13%, 7/15/39	122,000	148,796	0.4%
U.S. Treasury Bond/Note, 8.13%, 8/15/19	100,000	144,578	0.4%
Wal-Mart Stores, Inc., 6.50%, 8/15/37	120,000	144,443	0.4%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2040 Exchange-Traded Fund (TDV)

The TDX Independence 2040 Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index.

The Zacks 2040 Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. Gradually, the Underlying Index’s allocation among the different classes of securities will adjust from a more aggressive allocation (emphasizing greater equity exposure) to a more conservative allocation (emphasizing greater fixed income exposure) as the target date approaches. After the target date, allocations shift from conservative to more moderately conservative allocations, allowing for a larger exposure to equities than at the target date.

The fund invests in a representative sample of securities included in the index that collectively has an investment profile similar to the index and therefore may or may not hold all of the securities in the index. For the six-month period ended November 30, 2010, the total return for the Fund based on changes in its net asset value was 10.64%, while the total return for the index was 10.80%.

Performance as of 11/30/10

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	7.62%	6.06%	7.78%	14.36%
Since Inception[1]	-7.30%	-7.69%	-7.23%	-2.91%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Six Month	10.64%	12.32%	10.80%	11.42%
One Year	7.62%	6.06%	7.78%	14.36%
Since Inception[1]	-21.32%	-22.39%	-21.17%	-8.92%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 1.97%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2040 Exchange-Traded Fund (TDV) (Continued)

Top Ten Holdings2 as of 11/30/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	11,139	$774,829	2.5%
Apple, Inc.	2,076	645,947	2.1%
Berkshire Hathaway, Inc., Class B	5,665	451,387	1.5%
Microsoft Corp.	17,728	446,924	1.4%
Wal-Mart Stores, Inc.	8,025	434,072	1.4%
International Business Machines Corp.	2,872	406,274	1.3%
Johnson & Johnson	6,584	405,246	1.3%
Procter & Gamble (The) Co.	6,428	392,558	1.3%
General Electric Co.	23,120	365,990	1.2%
Google, Inc., Class A	655	363,990	1.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.38%, 5/15/40	$115,500	$121,004	0.4%
U.S. Treasury Bond/Note, 8.13%, 8/15/19	75,200	108,723	0.4%
U.S. Treasury Bond/Note, 7.63%, 2/15/25	62,700	92,904	0.3%
Fed. Home Loan Mort. Corp., 6.25%, 7/15/32	39,000	50,145	0.2%
U.S. Treasury Bond/Note, 3.63%, 2/15/20	39,900	43,120	0.1%
U.S. Treasury Bond/Note, 4.38%, 2/15/38	40,800	43,006	0.1%
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	31,000	34,544	0.1%
U.S. Treasury Bond/Note, 6.25%, 5/15/30	25,400	34,159	0.1%
ConocoPhillips, 5.90%, 10/15/32	30,000	33,845	0.1%
BellSouth Corp., 6.00%, 11/15/34	33,000	33,722	0.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence In-Target Exchange-Traded Fund (TDX)

The TDX Independence In-Target Exchange-Traded Fund commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index.

The Zacks In-Target Lifecycle Index is an index consisting of securities from three broad asset classes: international equities, domestic equities, and fixed income that is designed to represent a diversified portfolio of securities. The Underlying Index automatically rebalances annually, or quarterly when necessary, along a “glidepath” designed to prudently maximize capital appreciation at its target date. “Glidepath” refers to the Underlying Index’s asset allocation strategy over time. At inception, the index was assumed to be at its target date. Until 2012, the index will continue its shift from a conservative allocation to a moderately-conservative allocation, allowing for a larger exposure to equities.

The fund invests in a representative sample of securities included in the index that collectively has an investment profile similar to the index and therefore may or may not hold all of the securities in the index. For the six-month period ended November 30, 2010, the total return for the Fund based on changes in its net asset value was 3.23%, while the total return for the index was 3.28%.

Performance as of 11/30/10

Average Annual Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	2.75%	1.86%	2.80%	5.90%
Since Inception[1]	2.41%	1.36%	2.42%	5.02%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Six Month	3.23%	1.84%	3.28%	6.03%
One Year	2.75%	1.86%	2.80%	5.90%
Since Inception[1]	7.82%	4.36%	7.85%	16.79%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 2.06%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence In-Target Exchange-Traded Fund (TDX) (Continued)

Top Ten Holdings2 as of 11/30/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	1,531	$106,497	0.7%
Apple, Inc.	252	78,409	0.5%
Microsoft Corp.	2,502	63,076	0.4%
Berkshire Hathaway, Inc., Class B	778	61,991	0.4%
Wal-Mart Stores, Inc.	1,075	58,147	0.4%
International Business Machines Corp.	375	53,047	0.3%
Procter & Gamble (The) Co.	845	51,604	0.3%
Johnson & Johnson	836	51,455	0.3%
General Electric Co.	3,193	50,545	0.3%
AT&T, Inc.	1,796	49,911	0.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.88%, 7/31/11	$1,056,700	$1,089,309	7.0%
U.S. Treasury Bond/Note, 5.00%, 2/15/11	888,200	897,151	5.8%
U.S. Treasury Bond/Note, 4.25%, 9/30/12	786,900	842,014	5.4%
U.S. Treasury Bond/Note, 4.88%, 5/31/11	811,700	830,534	5.3%
U.S. Treasury Bond/Note, 4.88%, 4/30/11	731,200	745,424	4.8%
U.S. Treasury Bond/Note, 4.75%, 5/15/14	657,500	744,516	4.8%
U.S. Treasury Bond/Note, 2.88%, 1/31/13	635,500	668,715	4.3%
U.S. Treasury Bond/Note, 3.63%, 12/31/12	576,300	614,390	4.0%
U.S. Treasury Bond/Note, 4.50%, 11/30/11	550,800	573,822	3.7%
U.S. Treasury Bond/Note, 4.63%, 2/29/12	513,300	540,730	3.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

TDX Independence Funds, Inc.

FEES AND EXPENSES (UNAUDITED)

As a shareholder of one or more of the various TDX Independence ETFs (each, a “Fund” and collectively, the “Funds” or “TDX Independence Exchange-Traded Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six month period ended November 30, 2010.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) June 1, 2010 to November 30, 2010
TDX Independence 2010 Exchange-Traded Fund
Actual	$1,000.00	$1,032.70	0.65%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
TDX Independence 2020 Exchange-Traded Fund
Actual	$1,000.00	$1,084.10	0.65%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
TDX Independence 2030 Exchange-Traded Fund
Actual	$1,000.00	$1,097.91	0.65%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
TDX Independence 2040 Exchange-Traded Fund
Actual	$1,000.00	$1,106.41	0.65%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
TDX Independence In-Target Exchange-Traded Fund
Actual	$1,000.00	$1,032.31	0.65%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

(1) DBX Strategic Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2011. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by the Advisor.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2010 to November 30, 2010. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

November 30, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 14.5%
Basic Materials — 1.0%
Air Liquide S.A. (France)	41	$4,814
Allied Nevada Gold Corp.*	150	4,011
Anglo American PLC (United Kingdom)	208	9,136
ArcelorMittal (Luxembourg)	132	4,173
BASF SE (Germany)	136	10,179
Bayer AG (Germany)	130	9,468
BHP Billiton Ltd. (Australia)	289	11,846
BHP Billiton PLC (United Kingdom)	337	11,992
Buckeye Technologies, Inc.	150	2,988
Coeur d’Alene Mines Corp.*	75	1,826
Dow Chemical (The) Co.	174	5,425
E.I. du Pont de Nemours & Co.	105	4,934
Freeport-McMoRan Copper & Gold, Inc.	75	7,599
Metals USA Holdings Corp.*	150	2,045
Newmont Mining Corp.	70	4,118
Potlatch Corp. REIT	12	380
Rio Tinto PLC (United Kingdom)	199	12,644
Rockwood Holdings, Inc.*	82	3,130
Sensient Technologies Corp.	31	1,053
Sherwin-Williams (The) Co.	75	5,563
Solutia, Inc.*	150	3,207
Syngenta AG (Switzerland)	17	4,742
Vulcan Materials Co.	150	6,018
Weyerhaeuser Co.	558	9,312

		140,603

Communications — 1.6%
Acme Packet, Inc.*	75	3,674
ADTRAN, Inc.	75	2,336
Anixter International, Inc.	8	447
Arris Group, Inc.*	119	1,191
AT&T, Inc.	945	26,262
Calix, Inc.*	150	1,916
Cisco Systems, Inc.*	848	16,247
Comcast Corp., Class A	460	9,200
Corning, Inc.	233	4,114
Deutsche Telekom AG (Germany)	434	5,574
Digital River, Inc.*	82	3,019
Discovery Communications, Inc., Class A*	225	9,176
eResearch Technology, Inc.*	193	1,083
France Telecom S.A. (France)	295	5,991
Google, Inc., Class A*	49	27,230
GSI Commerce, Inc.*	75	1,789
Limelight Networks, Inc.*	375	2,663
News Corp., Class A	247	3,369
Nokia Corp. (Finland)	549	5,084
NTT DoCoMo, Inc. (Japan)	2	3,242
Orbitz Worldwide, Inc.*	450	2,457
Rackspace Hosting, Inc.*	124	3,617
Symantec Corp.*	675	11,340
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	427	4,405
Telefonica S.A. (Spain)	238	5,078
Thomson Reuters Corp. (Canada)	150	5,454
TIBCO Software, Inc.*	219	4,301
Time Warner, Inc.	184	5,426

	Number of Shares	Value

Communications (Continued)
Verizon Communications, Inc.	443	$14,180
Vivendi (France)	193	4,722
Vodafone Group PLC (United Kingdom)	4,388	10,985
Walt Disney (The) Co.	277	10,113
Windstream Corp.	375	4,890
Yahoo!, Inc.*	207	3,264

		223,839

Consumer, Cyclical — 1.6%
Alaska Air Group, Inc.*	75	4,125
Buckle (The), Inc.	32	1,221
Callaway Golf Co.	300	2,298
Carter’s, Inc.*	119	3,768
Casey’s General Stores, Inc.	105	4,173
Cinemark Holdings, Inc.	100	1,755
Coach, Inc.	300	16,961
Columbia Sportswear Co.	76	4,229
CVS Caremark Corp.	190	5,890
Daimler AG (Germany)*	126	8,180
Dana Holding Corp.*	150	2,267
Deckers Outdoor Corp.*	75	5,768
Dillard’s, Inc., Class A	75	2,339
Dollar General Corp.*	300	9,852
Dress Barn (The), Inc.*	150	3,705
Exide Technologies*	300	2,454
Ford Motor Co.*	447	7,125
G&K Services, Inc., Class A	75	2,081
Hennes & Mauritz AB, Class B (Sweden)	153	5,164
Honda Motor Co. Ltd. (Japan)	46	1,653
JetBlue Airways Corp.*	352	2,390
Johnson Controls, Inc.	75	2,733
Jones Group (The), Inc.	150	2,031
K-Swiss, Inc., Class A*	150	1,878
La-Z-Boy, Inc.*	225	1,694
Liz Claiborne, Inc.*	450	3,290
Lowe’s Cos., Inc.	225	5,108
McDonald’s Corp.	165	12,919
Mitsubishi Corp. (Japan)	241	6,087
Mitsui & Co. Ltd. (Japan)	300	4,681
Nike, Inc., Class B	75	6,459
Nintendo Co. Ltd. (Japan)	15	4,070
Nissan Motor Co. Ltd. (Japan)	386	3,617
Nu Skin Enterprises, Inc., Class A	75	2,371
Owens & Minor, Inc.	67	1,893
Panasonic Corp. (Japan)	333	4,786
Retail Ventures, Inc.*	225	3,690
Skechers U.S.A., Inc., Class A*	75	1,732
Sony Corp. (Japan)	181	6,420
Toyota Motor Corp. (Japan)	199	7,649
Under Armour, Inc., Class A*	75	4,330
US Airways Group, Inc.*	150	1,674
Vail Resorts, Inc.*	82	3,713
Walgreen Co.	150	5,228
Wal-Mart Stores, Inc.	551	29,803
Warnaco Group (The), Inc.*	26	1,400
Watsco, Inc.	66	3,978
World Fuel Services Corp.	64	1,926

		232,558

See Notes to Financial Statements.	13

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 2.7%
Abbott Laboratories	224	$10,418
Accuray, Inc.*	300	1,794
Aetna, Inc.	375	11,107
Alcon, Inc. (Switzerland)	45	7,075
Amedisys, Inc.*	75	2,129
American Medical Systems Holdings, Inc.*	75	1,345
American Reprographics Co.*	225	1,582
AMERIGROUP Corp.*	42	1,807
Amgen, Inc.*	150	7,904
Anheuser-Busch InBev NV (Belgium)	100	5,458
AstraZeneca PLC (United Kingdom)	202	9,423
British American Tobacco PLC (United Kingdom)	268	9,727
Bruker Corp.*	178	2,745
Catalyst Health Solutions, Inc.*	32	1,373
CBIZ, Inc.*	300	1,806
Coca-Cola (The) Co.	371	23,436
Diageo PLC (United Kingdom)	357	6,360
Ennis, Inc.	75	1,280
GlaxoSmithKline PLC (United Kingdom)	301	5,681
HEALTHSOUTH Corp.*	150	2,700
Heidrick & Struggles International, Inc.	166	3,448
Hospira, Inc.*	150	8,439
Johnson & Johnson	436	26,836
Kraft Foods, Inc., Class A	228	6,897
Live Nation Entertainment, Inc.*	225	2,421
Magellan Health Services, Inc.*	11	536
Masimo Corp.	150	4,629
Medifast, Inc.*	75	1,827
Merck & Co., Inc.	525	18,097
Molson Coors Brewing Co., Class B	130	6,195
Nestle S.A. (Switzerland)	325	17,788
Novartis AG (Switzerland)	202	10,792
Novo Nordisk A/S, Class B (Denmark)	67	6,647
Pfizer, Inc.	1,283	20,900
Philip Morris International, Inc.	236	13,426
Procter & Gamble (The) Co.	442	26,993
Reckitt Benckiser Group PLC (United Kingdom)	77	4,077
Roche Holding AG (Switzerland)	50	6,913
Rollins, Inc.	121	3,269
Ruddick Corp.	37	1,360
Safeway, Inc.	362	8,321
Salix Pharmaceuticals Ltd.*	75	3,349
Sanofi-Aventis (France)	166	10,065
Sirona Dental Systems, Inc.*	64	2,419
SonoSite, Inc.*	75	2,279
Sotheby’s	75	3,008
STERIS Corp.	58	1,996
Takeda Pharmaceutical Co. Ltd. (Japan)	136	6,315
Tejon Ranch Co.*	75	1,814
Tesco PLC (United Kingdom)	1,167	7,530
Teva Pharmaceutical Industries Ltd. (Israel)	140	7,139
TreeHouse Foods, Inc.*	75	3,726
Unilever NV (Netherlands)	238	6,732
Unilever PLC (United Kingdom)	187	5,175

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
UnitedHealth Group, Inc.	171	$6,245
Visa, Inc., Class A	139	10,265
WellPoint, Inc.*	75	4,181

		397,199

Diversified — 0.0% (a)
LVMH Moet Hennessy Louis Vuitton S.A. (France)	41	6,236

Energy — 1.6%
American Oil & Gas, Inc.*	300	2,886
Berry Petroleum Co., Class A	60	2,287
BG Group PLC (United Kingdom)	548	9,913
Bill Barrett Corp.*	33	1,269
BP PLC (United Kingdom)	2,890	19,171
Brigham Exploration Co.*	150	3,773
Chevron Corp.	325	26,315
ConocoPhillips	188	11,312
Delek US Holdings, Inc.	225	1,602
Devon Energy Corp.	75	5,293
Dril-Quip, Inc.*	13	1,007
ENI S.p.A (Italy)	412	8,313
Exxon Mobil Corp.	794	55,230
Hornbeck Offshore Services, Inc.*	75	1,654
Occidental Petroleum Corp.	127	11,198
Peabody Energy Corp.	211	12,409
Royal Dutch Shell PLC, Class A (United Kingdom)	301	9,075
Royal Dutch Shell PLC, Class B (United Kingdom)	157	4,665
RPC, Inc.	75	2,198
Schlumberger Ltd. (Netherlands Antilles)	157	12,141
Southwestern Energy Co.*	43	1,557
Statoil ASA (Norway)	202	4,004
Total S.A. (France)	192	9,326
Williams (The) Cos., Inc.	525	11,975

		228,573

Financial — 2.8%
Alexander’s, Inc. REIT	11	4,240
Allianz SE (Germany)	70	7,700
American Campus Communities, Inc. REIT	111	3,490
American Capital Ltd.*	375	2,696
American Express Co.	150	6,483
Apollo Investment Corp.	225	2,376
Ashford Hospitality Trust, Inc. REIT*	225	2,115
Associated Estates Realty Corp. REIT	150	2,243
Australia & New Zealand Banking Group Ltd. (Australia)	278	6,042
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	475	4,376
Banco Santander S.A. (Spain)	428	4,067
Bank of America Corp.	1,437	15,735
Barclays PLC (United Kingdom)	1,133	4,520
Berkshire Hathaway, Inc., Class B*	409	32,589
BioMed Realty Trust, Inc. REIT	150	2,645
BNP Paribas (France)	124	7,361
Boston Properties, Inc. REIT	120	10,055
CBL & Associates Properties, Inc. REIT	150	2,475
Charles Schwab (The) Corp.	168	2,525

See Notes to Financial Statements.	14

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Citigroup, Inc.*	4,423	$18,577
Commonwealth Bank of Australia (Australia)	193	8,936
Community Trust Bancorp, Inc.	75	2,063
Entertainment Properties Trust REIT	75	3,473
Equity One, Inc. REIT	109	1,887
Equity Residential REIT	75	3,749
Evercore Partners, Inc., Class A	75	2,264
FirstMerit Corp.	157	2,736
Franklin Resources, Inc.	31	3,537
Goldman Sachs Group (The), Inc.	58	9,056
Highwoods Properties, Inc. REIT	81	2,471
Home Properties, Inc. REIT	75	4,019
HSBC Holdings PLC (United Kingdom)	1,709	17,254
Investors Bancorp, Inc.*	150	1,838
JPMorgan Chase & Co.	571	21,344
Kilroy Realty Corp. REIT	75	2,559
LaSalle Hotel Properties REIT	75	1,785
M&T Bank Corp.	75	5,772
MFA Financial, Inc. REIT	238	1,940
Mid-America Apartment Communities, Inc. REIT	64	3,928
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,793	8,476
Mizuho Financial Group, Inc. (Japan)	1,667	2,647
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	32	4,457
National Australia Bank Ltd. (Australia)	262	5,892
National Interstate Corp.	75	1,549
National Retail Properties, Inc. REIT	98	2,549
Nordea Bank AB (Sweden)	450	4,482
Northern Trust Corp.	211	10,613
OMEGA Healthcare Investors, Inc. REIT	97	2,048
Pebblebrook Hotel Trust REIT*	75	1,406
Platinum Underwriters Holdings Ltd. (Bermuda)	14	605
ProAssurance Corp.*	65	3,850
Prosperity Bancshares, Inc.	91	2,961
Signature Bank*	75	3,296
Simon Property Group, Inc. REIT	63	6,205
Societe Generale (France)	71	3,300
Standard Chartered PLC (United Kingdom)	288	7,764
Sumitomo Mitsui Financial Group, Inc. (Japan)	121	3,711
SVB Financial Group*	75	3,370
T. Rowe Price Group, Inc.	225	13,125
Travelers (The) Cos., Inc.	75	4,049
UBS AG (Switzerland)*	505	7,615
UMB Financial Corp.	77	2,872
UniCredit S.p.A (Italy)	2,261	4,388
Universal Health Realty Income Trust REIT	75	2,630
U.S. Bancorp	300	7,134
Washington Real Estate Investment Trust REIT	49	1,503
Webster Financial Corp.	75	1,238
Wells Fargo & Co.	807	21,957
Westpac Banking Corp. (Australia)	391	8,014
Zurich Financial Services AG (Switzerland)	23	5,153

		401,780

Industrial — 1.5%
AAON, Inc.	75	1,924

	Number of Shares	Value

Industrial (Continued)
ABB Ltd. (Switzerland)*	328	$6,401
Acuity Brands, Inc.	75	4,040
Baldor Electric Co.	29	1,836
Benchmark Electronics, Inc.*	150	2,411
Boeing (The) Co.	150	9,566
Brady Corp., Class A	75	2,320
Cascade Corp.	75	2,739
Caterpillar, Inc.	99	8,375
CLARCOR, Inc.	31	1,262
East Japan Railway Co. (Japan)	33	1,970
Eaton Corp.	127	12,242
EMCOR Group, Inc.*	76	2,037
Emerson Electric Co.	130	7,159
FedEx Corp.	75	6,834
General Dynamics Corp.	37	2,445
General Electric Co.	1,662	26,310
GrafTech International Ltd.*	114	2,234
Hexcel Corp.*	75	1,286
Ingersoll-Rand PLC (Ireland)	300	12,299
Knight Transportation, Inc.	103	1,986
Koninklijke Philips Electronics NV (Netherlands)	159	4,303
Lindsay Corp.	75	4,428
Metabolix, Inc.*	75	768
Moog, Inc., Class A*	75	2,765
Nordson Corp.	75	5,957
Parker Hannifin Corp.	150	12,035
Republic Services, Inc.	337	9,483
Rock-Tenn Co., Class A	81	4,381
Schneider Electric S.A. (France)	33	4,646
Siemens AG (Germany)	54	5,925
Silgan Holdings, Inc.	87	2,979
Sun Hydraulics Corp.	75	2,337
Thermo Fisher Scientific, Inc.*	75	3,814
TriMas Corp.*	150	2,993
Union Pacific Corp.	66	5,947
United Parcel Service, Inc., Class B	116	8,135
United Technologies Corp.	159	11,968
Vinci S.A. (France)	62	3,010
Woodward Governor Co.	75	2,531

		216,081

Technology — 1.3%
Apple, Inc.*	150	46,673
Applied Materials, Inc.	225	2,797
CACI International, Inc., Class A*	64	3,221
Compellent Technologies, Inc.*	150	3,900
Concur Technologies, Inc.*	32	1,639
EMC Corp.*	268	5,759
Intel Corp.	825	17,424
International Business Machines Corp.	199	28,151
Jack Henry & Associates, Inc.	103	2,816
Microsoft Corp.	1,317	33,202
Netlogic Microsystems, Inc.*	75	2,340
Parametric Technology Corp.*	109	2,335
Quality Systems, Inc.	66	4,256
Quest Software, Inc.*	128	3,238

See Notes to Financial Statements.	15

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Technology (Continued)
Riverbed Technology, Inc.*	142	$4,815
SAP AG (Germany)	139	6,503
SRA International, Inc., Class A*	121	2,374
Ultratech, Inc.*	75	1,378
VeriFone Systems, Inc.*	75	2,606
Xerox Corp.	1,200	13,752

		189,179

Utilities — 0.4%
Cleco Corp.	75	2,275
E.ON AG (Germany)	297	8,546
GDF Suez (France)	181	6,020
National Fuel Gas Co.	75	4,752
Nicor, Inc.	24	1,038
Piedmont Natural Gas Co., Inc.	85	2,514
RWE AG (Germany)	71	4,433
Sempra Energy	225	11,270
Southern Co.	158	5,960
Tokyo Electric Power (The) Co., Inc. (Japan)	180	4,190
WGL Holdings, Inc.	33	1,197

		52,195

TOTAL COMMON STOCKS (Cost $2,177,779)		2,088,243

	Principal Amount	Value

CORPORATE BONDS — 17.3%
Basic Materials — 0.4%
BHP Billiton Finance USA Ltd. (Australia) 5.50%, 4/01/14	$47,000	52,696

Communications — 1.3%
AT&T, Inc. 5.875%, 2/01/12	86,000	90,996
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	62,000	69,237
Telefonica Emisiones SAU (Spain) 4.949%, 1/15/15	22,000	23,395

		183,628

Consumer, Cyclical — 0.3%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	35,000	38,073

Consumer, Non-Cyclical — 1.5%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	30,000	34,179
UnitedHealth Group, Inc. 4.875%, 3/15/15	47,000	51,336
WellPoint, Inc. 5.25%, 1/15/16	56,000	63,079
Wyeth 5.50%, 2/01/14	56,000	63,246

		211,840

	Principal Amount	Value

Energy — 0.4%
Apache Corp. 5.25%, 4/15/13	$32,000	$35,023
BP Capital Markets PLC (United Kingdom) 3.875%, 3/10/15	22,000	22,926

		57,949

Financial — 10.4%
Bank of America Corp. 4.875%, 1/15/13	15,000	15,760
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	86,000	93,637
Berkshire Hathaway, Inc. 3.20%, 2/11/15	48,000	50,368
Boeing Capital Corp. 5.80%, 1/15/13	60,000	65,953
Boston Properties LP 6.25%, 1/15/13	38,000	41,618
Citigroup, Inc. 6.00%, 2/21/12	71,000	74,608
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	116,000	125,163
HSBC Finance Corp. 6.375%, 11/27/12	63,000	68,550
HSBC Finance Corp. 5.50%, 1/19/16	50,000	55,411
John Deere Capital Corp. 7.00%, 3/15/12	60,000	64,828
JPMorgan Chase & Co. 5.75%, 1/02/13	56,000	60,834
KFW (Germany) 3.25%, 10/14/11	52,000	53,342
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	78,000	81,345
MetLife, Inc. 5.00%, 6/15/15	75,000	82,402
Morgan Stanley 5.05%, 1/21/11	100,000	100,589
5.30%, 3/01/13	74,000	79,483
National Rural Utilities Cooperative Finance Corp., Series C, MTN 7.25%, 3/01/12	36,000	38,828
PNC Funding Corp. 5.25%, 11/15/15	41,000	44,928
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	18,000	19,728
Simon Property Group LP 5.10%, 6/15/15	33,000	36,678
Wachovia Corp. 5.25%, 8/01/14	94,000	101,242
Wells Fargo & Co. 5.00%, 11/15/14	138,000	149,977

		1,505,272

Government — 1.5%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	122,000	136,001

See Notes to Financial Statements.	16

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Principal Amount	Value

Government (Continued)
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	$82,000	$87,388

		223,389

Technology — 0.8%
Hewlett-Packard Co. 6.125%, 3/01/14	37,000	42,297
Oracle Corp. 5.25%, 1/15/16	66,000	75,948

		118,245

Utilities — 0.7%
Dominion Resources, Inc., Series C 5.15%, 7/15/15	93,000	105,249

TOTAL CORPORATE BONDS (Cost $2,352,777)		2,496,341

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 65.8%
Federal Home Loan Mortgage Corp. — 7.8%
3.25%, 2/25/11	539,000	542,737
4.875%, 11/18/11	170,000	177,205
4.50%, 1/15/13	373,000	403,375

		1,123,317

Federal National Mortgage Association — 4.4%
5.00%, 4/15/15	208,000	240,051
5.00%, 5/11/17	335,000	389,571

		629,622

United States Treasury Bonds/ Notes — 53.6%
4.50%, 2/28/11	1,663,700	1,681,507
0.875%, 5/31/11	416,100	417,514
1.75%, 11/15/11	733,800	743,947
1.375%, 4/15/12	954,900	968,552
1.75%, 8/15/12	217,400	222,334
4.00%, 11/15/12	104,900	112,239
1.375%, 2/15/13	862,200	878,434
3.375%, 7/31/13	614,900	660,489
4.75%, 5/15/14	955,200	1,081,615
2.625%, 12/31/14	227,100	240,744
2.375%, 2/28/15	689,700	723,645

		7,731,020

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,233,971)		9,483,959

	Principal Amount	Value

SOVEREIGN BONDS — 1.6%
Province of Ontario, Series G, MTN (Canada) 2.625%, 1/20/12	$10,000	$10,240
Province of Ontario (Canada) 2.95%, 2/05/15	26,000	27,348
Republic of Italy, Series DTC (Italy) 6.00%, 2/22/11	131,000	132,424
United Mexican States, MTN (Mexico) 6.375%, 1/16/13	59,000	64,900

TOTAL SOVEREIGN BONDS (Cost $230,586)		234,912

TOTAL INVESTMENTS — 99.2%
(Cost $13,995,113)		14,303,455
Other assets less liabilities — 0.8%		116,735

NET ASSETS — 100.0%		$14,420,190

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2010

(Unaudited)

	Value	% of Net Assets
United States	$13,066,033	90.6%
Supranational	223,389	1.6
United Kingdom	188,018	1.3
Italy	145,125	1.0
Germany	124,307	0.9
Australia	93,426	0.6
Japan	69,514	0.5
Switzerland	66,479	0.5
France	65,491	0.5
Mexico	64,900	0.5
Netherlands	45,214	0.3
Canada	43,042	0.3
Spain	36,916	0.3
Sweden	14,051	0.1
Ireland	12,299	0.1
Netherlands Antilles	12,141	0.1
Israel	7,139	0.0
Denmark	6,647	0.0
Belgium	5,458	0.0
Finland	5,084	0.0
Luxembourg	4,173	0.0
Norway	4,004	0.0
Bermuda	605	0.0

TOTAL INVESTMENTS	14,303,455	99.2
Other assets less liabilities	116,735	0.8

NET ASSETS	$14,420,190	100.0%

See Notes to Financial Statements.	17

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

November 30, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 60.0%
Basic Materials — 3.6%
Air Liquide S.A. (France)	284	$33,347
Allied Nevada Gold Corp.*	1,350	36,099
Anglo American PLC (United Kingdom)	1,523	66,898
ArcelorMittal (Luxembourg)	1,011	31,961
BASF SE (Germany)	1,040	77,844
Bayer AG (Germany)	1,001	72,906
BHP Billiton Ltd. (Australia)	3,986	163,386
BHP Billiton PLC (United Kingdom)	2,602	92,593
Buckeye Technologies, Inc.	1,980	39,442
Coeur d’Alene Mines Corp.*	1,260	30,681
Dow Chemical (The) Co.	1,817	56,654
E.I. du Pont de Nemours & Co.	1,505	70,720
Freeport-McMoRan Copper & Gold, Inc.	720	72,950
Metals USA Holdings Corp.*	1,620	22,081
Newmont Mining Corp.	871	51,241
Potlatch Corp. REIT	600	19,008
Rio Tinto Ltd. (Australia)	517	40,762
Rio Tinto PLC (United Kingdom)	1,534	97,458
Rockwood Holdings, Inc.*	1,068	40,766
Sensient Technologies Corp.	733	24,900
Sherwin-Williams (The) Co.	1,150	85,295
Solutia, Inc.*	1,620	34,636
Syngenta AG (Switzerland)	121	33,749
Vulcan Materials Co.	1,262	50,631
Weyerhaeuser Co.	4,907	81,897
Xstrata PLC (United Kingdom)	2,333	46,942

		1,474,847

Communications — 6.4%
Acme Packet, Inc.*	720	35,266
ADTRAN, Inc.	720	22,421
Anixter International, Inc.	565	31,567
Arris Group, Inc.*	1,953	19,550
AT&T, Inc.	10,691	297,103
Calix, Inc.*	1,890	24,135
Cisco Systems, Inc.*	9,835	188,438
Comcast Corp., Class A	4,879	97,580
Corning, Inc.	2,577	45,509
Deutsche Telekom AG (Germany)	2,317	29,757
Digital River, Inc.*	600	22,092
Discovery Communications, Inc., Class A*	2,970	121,117
eResearch Technology, Inc.*	3,432	19,254
France Telecom S.A. (France)	2,322	47,154
Google, Inc., Class A*	545	302,862
GSI Commerce, Inc.*	900	21,465
Limelight Networks, Inc.*	4,680	33,228
News Corp., Class A	3,066	41,820
Nokia Corp. (Finland)	5,166	47,847
NTT DoCoMo, Inc. (Japan)	19	30,801
Orbitz Worldwide, Inc.*	4,770	26,044
Rackspace Hosting, Inc.*	1,925	56,152
Symantec Corp.*	7,650	128,520
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,294	33,982
Telefonica S.A. (Spain)	4,733	100,982
Thomson Reuters Corp. (Canada)	1,530	55,631

	Number of Shares	Value

Communications (Continued)
TIBCO Software, Inc.*	2,086	$40,969
Time Warner, Inc.	2,007	59,186
Verizon Communications, Inc.	5,484	175,543
Vivendi (France)	1,490	36,455
Vodafone Group PLC (United Kingdom)	57,526	144,013
Walt Disney (The) Co.	3,459	126,289
Windstream Corp.	4,410	57,506
Yahoo!, Inc.*	3,023	47,673

		2,567,911

Consumer, Cyclical — 6.7%
Alaska Air Group, Inc.*	450	24,750
Buckle (The), Inc.	730	27,850
Callaway Golf Co.	3,330	25,508
Carter’s, Inc.*	899	28,462
Casey’s General Stores, Inc.	748	29,729
Cash America International, Inc.	360	13,032
Cinemark Holdings, Inc.	1,795	31,502
Coach, Inc.	3,330	188,277
Collective Brands, Inc.*	996	16,822
Columbia Sportswear Co.	502	27,931
Compagnie Financiere Richemont S.A. (Switzerland)	572	31,048
CVS Caremark Corp.	2,455	76,105
Daimler AG (Germany)*	980	63,620
Dana Holding Corp.*	1,800	27,198
Deckers Outdoor Corp.*	540	41,526
Dillard’s, Inc., Class A	990	30,868
Dollar General Corp.*	3,600	118,225
Dress Barn (The), Inc.*	942	23,267
Exide Technologies*	3,600	29,448
Ford Motor Co.*	5,184	82,633
G&K Services, Inc., Class A	900	24,966
Gaylord Entertainment Co.*	540	18,538
Hennes & Mauritz AB, Class B (Sweden)	1,084	36,593
Honda Motor Co. Ltd. (Japan)	2,136	76,750
JetBlue Airways Corp.*	4,438	30,134
Johnson Controls, Inc.	1,170	42,635
Jones Group (The), Inc.	1,350	18,279
K-Swiss, Inc., Class A*	1,980	24,790
La-Z-Boy, Inc.*	2,520	18,976
Liz Claiborne, Inc.*	4,770	34,869
Lowe’s Cos., Inc.	2,700	61,290
McDonald’s Corp.	1,882	147,360
Men’s Wearhouse (The), Inc.	809	23,073
Mitsubishi Corp. (Japan)	1,767	44,633
Mitsui & Co. Ltd. (Japan)	2,362	36,853
Nike, Inc., Class B	900	77,517
Nintendo Co. Ltd. (Japan)	116	31,475
Nissan Motor Co. Ltd. (Japan)	2,838	26,595
Nu Skin Enterprises, Inc., Class A	720	22,759
Owens & Minor, Inc.	991	27,996
Panasonic Corp. (Japan)	2,335	33,560
Penske Automotive Group, Inc.*	1,170	17,655
Polaris Industries, Inc.	450	32,710
Retail Ventures, Inc.*	2,340	38,376
Saks, Inc.*	2,160	24,062

See Notes to Financial Statements.	18

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Skechers U.S.A., Inc., Class A*	630	$14,547
Sony Corp. (Japan)	1,360	48,234
Tenneco, Inc.*	720	26,251
Toyota Motor Corp. (Japan)	3,376	129,768
Under Armour, Inc., Class A*	720	41,566
US Airways Group, Inc.*	2,160	24,106
Vail Resorts, Inc.*	538	24,361
Walgreen Co.	1,620	56,457
Wal-Mart Stores, Inc.	6,610	357,534
Warnaco Group (The), Inc.*	327	17,609
Watsco, Inc.	319	19,226
World Fuel Services Corp.	970	29,197

		2,699,101

Consumer, Non-cyclical — 11.6%
Abbott Laboratories	2,867	133,344
ABM Industries, Inc.	720	16,582
Accuray, Inc.*	3,240	19,375
Aetna, Inc.	4,230	125,292
Alcon, Inc. (Switzerland)	540	84,914
Amedisys, Inc.*	416	11,806
American Medical Systems Holdings, Inc.*	990	17,751
American Reprographics Co.*	2,520	17,716
AMERIGROUP Corp.*	814	35,026
Amgen, Inc.*	1,800	94,842
Anheuser-Busch InBev NV (Belgium)	686	37,439
AstraZeneca PLC (United Kingdom)	1,588	74,081
British American Tobacco PLC (United Kingdom)	2,106	76,435
Bruker Corp.*	2,850	43,947
Capella Education Co.*	180	9,862
Catalyst Health Solutions, Inc.*	697	29,915
CBIZ, Inc.*	3,330	20,047
Centene Corp.*	719	16,717
Coca-Cola (The) Co.	4,013	253,501
DANONE S.A. (France)	598	35,127
Diageo PLC (United Kingdom)	2,753	49,048
Ennis, Inc.	1,260	21,508
Fresh Del Monte Produce, Inc. (Cayman Islands)	986	21,653
GlaxoSmithKline PLC (United Kingdom)	6,174	116,535
HEALTHSOUTH Corp.*	1,350	24,300
Healthspring, Inc.*	800	21,464
Heidrick & Struggles International, Inc.	1,156	24,010
HMS Holdings Corp.*	360	22,684
Hospira, Inc.*	1,710	96,205
Johnson & Johnson	5,188	319,320
Kraft Foods, Inc., Class A	2,586	78,227
Lancaster Colony Corp.	428	22,286
Live Nation Entertainment, Inc.*	2,700	29,052
Magellan Health Services, Inc.*	572	27,856
Martek Biosciences Corp.*	501	11,022
Masimo Corp.	1,530	47,216
MasterCard, Inc., Class A	209	49,539
Medifast, Inc.*	720	17,539
Merck & Co., Inc.	5,670	195,445
Molson Coors Brewing Co., Class B	1,645	78,384
Nestle S.A. (Switzerland)	3,729	204,090

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Novartis AG (Switzerland)	2,323	$124,109
Novo Nordisk A/S, Class B (Denmark)	513	50,893
Pfizer, Inc.	14,966	243,795
Philip Morris International, Inc.	3,143	178,806
Procter & Gamble (The) Co.	5,173	315,915
Reckitt Benckiser Group PLC (United Kingdom)	665	35,212
Roche Holding AG (Switzerland)	823	113,785
Rollins, Inc.	920	24,858
Ruddick Corp.	772	28,379
Safeway, Inc.	3,911	89,914
Salix Pharmaceuticals Ltd.*	720	32,148
Sanofi-Aventis (France)	1,299	78,766
Seaboard Corp.	19	35,378
Select Medical Holdings Corp.*	2,430	15,042
Sirona Dental Systems, Inc.*	820	30,988
SonoSite, Inc.*	720	21,874
Sotheby’s	810	32,489
STERIS Corp.	914	31,451
Takeda Pharmaceutical Co. Ltd. (Japan)	993	46,112
Tejon Ranch Co.*	900	21,771
Tesco PLC (United Kingdom)	8,995	58,037
Teva Pharmaceutical Industries Ltd. (Israel)	1,122	57,214
TreeHouse Foods, Inc.*	450	22,356
Unilever NV (Netherlands)	1,855	52,472
Unilever PLC (United Kingdom)	1,462	40,460
UnitedHealth Group, Inc.	1,954	71,360
ViroPharma, Inc.*	300	4,635
Visa, Inc., Class A	1,485	109,667
WellCare Health Plans, Inc.*	685	19,283
WellPoint, Inc.*	720	40,133
Woolworths Ltd. (Australia)	1,396	35,881

		4,694,285

Diversified — 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	293	44,568

Energy — 6.9%
American Oil & Gas, Inc.*	3,240	31,169
Berry Petroleum Co., Class A	724	27,592
BG Group PLC (United Kingdom)	4,218	76,298
Bill Barrett Corp.*	724	27,838
BP PLC (United Kingdom)	27,026	179,277
Brigham Exploration Co.*	1,530	38,480
CARBO Ceramics, Inc.	270	26,231
Chevron Corp.	3,488	282,422
Complete Production Services, Inc.*	900	25,605
ConocoPhillips	2,622	157,766
Delek US Holdings, Inc.	2,970	21,146
Devon Energy Corp.	810	57,162
Dril-Quip, Inc.*	599	46,387
ENI S.p.A (Italy)	3,171	63,982
Exxon Mobil Corp.	9,137	635,569
Helix Energy Solutions Group, Inc.*	1,620	22,729
Hornbeck Offshore Services, Inc.*	1,260	27,783
Key Energy Services, Inc.*	1,800	18,540
Occidental Petroleum Corp.	1,422	125,378

See Notes to Financial Statements.	19

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Peabody Energy Corp.	2,534	$149,025
Royal Dutch Shell PLC, Class A (United Kingdom)	3,980	119,998
Royal Dutch Shell PLC, Class B (United Kingdom)	2,923	86,855
RPC, Inc.	1,481	43,393
Schlumberger Ltd. (Netherlands Antilles)	2,046	158,237
Southwestern Energy Co.*	646	23,385
Statoil ASA (Norway)	1,591	31,538
Total S.A. (France)	2,425	117,794
Williams (The) Cos., Inc.	5,760	131,386
Woodside Petroleum Ltd. (Australia)	622	25,024

		2,777,989

Financial — 11.5%
Alexander’s, Inc. REIT	81	31,224
Allianz SE (Germany)	430	47,299
American Campus Communities, Inc. REIT	781	24,555
American Capital Ltd.*	4,410	31,708
American Express Co.	2,070	89,465
Apollo Investment Corp.	2,520	26,611
Ashford Hospitality Trust, Inc. REIT*	2,520	23,688
Associated Estates Realty Corp. REIT	1,530	22,874
Australia & New Zealand Banking Group Ltd. (Australia)	2,885	62,697
AXA S.A. (France)	2,222	31,991
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	3,726	34,326
Banco Santander S.A. (Spain)	7,126	67,717
Bank of America Corp.	16,584	181,595
Barclays PLC (United Kingdom)	13,819	55,126
Berkshire Hathaway, Inc., Class B*	4,694	374,018
BioMed Realty Trust, Inc. REIT	1,530	26,974
BNP Paribas (France)	1,194	70,876
Boston Properties, Inc. REIT	1,350	113,129
CBL & Associates Properties, Inc. REIT	1,800	29,700
Charles Schwab (The) Corp.	2,060	30,962
Citigroup, Inc.*	50,761	213,196
Commonwealth Bank of Australia (Australia)	1,800	83,345
Community Trust Bancorp, Inc.	810	22,283
Credit Acceptance Corp.*	450	27,932
Credit Suisse Group AG (Switzerland)	1,246	46,305
Deutsche Bank AG (Germany) (a)	1,010	48,114
Entertainment Properties Trust REIT	630	29,169
Equity Lifestyle Properties, Inc. REIT	389	20,959
Equity One, Inc. REIT	1,293	22,382
Equity Residential REIT	540	26,989
Evercore Partners, Inc., Class A	900	27,162
FirstMerit Corp.	1,236	21,537
Franklin Resources, Inc.	393	44,837
Goldman Sachs Group (The), Inc.	814	127,098
Highwoods Properties, Inc. REIT	672	20,503
Home Properties, Inc. REIT	450	24,116
HSBC Holdings PLC (United Kingdom)	19,380	195,665
ING Groep NV (Netherlands)*	4,187	37,074
Investors Bancorp, Inc.*	1,620	19,845
JPMorgan Chase & Co.	6,870	256,800
Kilroy Realty Corp. REIT	720	24,566

	Number of Shares	Value

Financial (Continued)
LaSalle Hotel Properties REIT	900	$21,420
Lloyds Banking Group PLC (United Kingdom)*	41,843	39,366
M&T Bank Corp.	1,260	96,969
MFA Financial, Inc. REIT	3,534	28,802
Mid-America Apartment Communities, Inc. REIT	442	27,126
Mitsubishi UFJ Financial Group, Inc. (Japan)	16,396	77,508
Mizuho Financial Group, Inc. (Japan)	19,164	30,426
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	252	35,100
National Australia Bank Ltd. (Australia)	2,486	55,909
National Interstate Corp.	990	20,444
National Retail Properties, Inc. REIT	1,259	32,747
Nomura Holdings, Inc. (Japan)	4,950	28,482
Nordea Bank AB (Sweden)	3,577	35,630
Northern Trust Corp.	2,390	120,217
OMEGA Healthcare Investors, Inc. REIT	1,275	26,915
Pebblebrook Hotel Trust REIT*	1,080	20,239
Platinum Underwriters Holdings Ltd. (Bermuda)	378	16,341
ProAssurance Corp.*	508	30,089
Prosperity Bancshares, Inc.	715	23,266
Public Storage REIT	270	26,082
Signature Bank*	540	23,733
Simon Property Group, Inc. REIT	491	48,364
Societe Generale (France)	646	30,025
Standard Chartered PLC (United Kingdom)	2,254	60,763
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,642	50,356
SVB Financial Group*	630	28,306
T. Rowe Price Group, Inc.	2,520	146,991
Tanger Factory Outlet Centers, Inc. REIT	496	23,798
Tower Group, Inc.	614	15,792
Travelers (The) Cos., Inc.	900	48,591
UBS AG (Switzerland)*	3,932	59,294
UMB Financial Corp.	583	21,746
UniCredit S.p.A (Italy)	13,881	26,942
Universal Health Realty Income Trust REIT	630	22,094
US. Bancorp	3,420	81,328
Washington Real Estate Investment Trust REIT	879	26,968
Webster Financial Corp.	1,080	17,820
Wells Fargo & Co.	9,250	251,692
Westamerica Bancorporation	478	23,365
Westpac Banking Corp. (Australia)	3,569	73,146
Zurich Financial Services AG (Switzerland)	179	40,103

		4,630,707

Industrial — 6.5%
AAON, Inc.	900	23,085
ABB Ltd. (Switzerland)*	2,629	51,303
Acuity Brands, Inc.	540	29,084
BAE Systems PLC (United Kingdom)	3,972	20,432
Baldor Electric Co.	720	45,583
Benchmark Electronics, Inc.*	986	15,845
Boeing (The) Co.	1,350	86,090
Brady Corp., Class A	720	22,270
Cascade Corp.	540	19,721
Caterpillar, Inc.	1,096	92,722

See Notes to Financial Statements.	20

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
CLARCOR, Inc.	778	$31,672
Clean Harbors, Inc.*	360	26,658
East Japan Railway Co. (Japan)	362	21,607
Eaton Corp.	1,622	156,360
EMCOR Group, Inc.*	525	14,070
Emerson Electric Co.	1,324	72,913
EnerSys*	630	19,020
Fanuc Corp. (Japan)	262	37,500
FedEx Corp.	540	49,205
General Dynamics Corp.	675	44,611
General Electric Co.	19,186	303,715
GrafTech International Ltd.*	1,027	20,129
Graphic Packaging Holding Co.*	4,230	15,736
Griffon Corp.*	941	11,405
Hexcel Corp.*	1,260	21,609
Ingersoll-Rand PLC (Ireland)	3,240	132,839
Kaydon Corp.	450	15,741
Knight Transportation, Inc.	1,345	25,932
Komatsu Ltd. (Japan)	1,080	29,885
Koninklijke Philips Electronics NV (Netherlands)	1,173	31,745
Lindsay Corp.	630	37,195
Metabolix, Inc.*	1,260	12,902
Mitsubishi Electric Corp. (Japan)	2,700	26,720
Moog, Inc., Class A*	630	23,222
Nordson Corp.	450	35,744
Parker Hannifin Corp.	1,620	129,972
Republic Services, Inc.	3,842	108,114
Rock-Tenn Co., Class A	587	31,751
Schneider Electric S.A. (France)	260	36,604
Siemens AG (Germany)	911	99,959
Silgan Holdings, Inc.	1,186	40,608
Simpson Manufacturing Co., Inc.	720	18,626
Sun Hydraulics Corp.	900	28,044
Thermo Fisher Scientific, Inc.*	720	36,619
Toshiba Corp. (Japan)	4,500	23,421
TriMas Corp.*	1,890	37,706
Union Pacific Corp.	919	82,810
United Parcel Service, Inc., Class B	1,686	118,239
United Technologies Corp.	1,709	128,635
Vinci S.A. (France)	511	24,812
Watts Water Technologies, Inc., Class A	450	14,648
Woodward Governor Co.	900	30,375
Worthington Industries, Inc.	990	15,860

		2,631,073

Technology — 5.4%
Apple, Inc.*	1,674	520,865
Applied Materials, Inc.	2,430	30,205
CACI International, Inc., Class A*	461	23,202
Compellent Technologies, Inc.*	1,710	44,460
Concur Technologies, Inc.*	756	38,715
EMC Corp.*	3,479	74,764
Intel Corp.	9,270	195,783
International Business Machines Corp.	2,318	327,905
Jack Henry & Associates, Inc.	1,310	35,815
Microsoft Corp.	14,753	371,923
Netlogic Microsystems, Inc.*	810	25,272

	Number of Shares	Value

Technology (Continued)
Parametric Technology Corp.*	1,796	$38,470
Quality Systems, Inc.	481	31,020
Quest Software, Inc.*	1,439	36,407
Riverbed Technology, Inc.*	2,112	71,618
SAP AG (Germany)	1,050	49,124
SRA International, Inc., Class A*	832	16,324
TriQuint Semiconductor, Inc.*	1,900	22,629
Ultratech, Inc.*	1,260	23,146
VeriFone Systems, Inc.*	1,080	37,530
Xerox Corp.	13,680	156,773

		2,171,950

Utilities — 1.3%
Cleco Corp.	810	24,567
E.ON AG (Germany)	2,354	67,737
ENEL S.p.A (Italy)	6,460	30,442
GDF Suez (France)	1,435	47,728
National Fuel Gas Co.	810	51,322
Nicor, Inc.	716	30,967
Piedmont Natural Gas Co., Inc.	646	19,109
RWE AG (Germany)	571	35,649
Sempra Energy	2,430	121,718
Southern Co.	1,449	54,656
Tokyo Electric Power (The) Co., Inc. (Japan)	1,439	33,497
WGL Holdings, Inc.	801	29,044

		546,436

TOTAL COMMON STOCKS (Cost $23,906,706)		24,238,867

	Principal Amount	Value

CORPORATE BONDS — 23.1%
Basic Materials — 0.3%
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	$99,000	114,334

Communications — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	81,000	90,455
Cisco Systems, Inc. 4.45%, 1/15/20	118,000	127,880
France Telecom S.A. (France) 5.375%, 7/08/19	40,000	45,462

		263,797

Consumer, Cyclical — 0.2%
McDonald’s Corp., MTN 5.35%, 3/01/18	63,000	72,695

Consumer, Non-Cyclical — 3.6%
Abbott Laboratories 5.875%, 5/15/16	153,000	181,805
Amgen, Inc. 5.70%, 2/01/19	90,000	105,797
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	126,000	181,385
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	196,000	223,301

See Notes to Financial Statements.	21

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Principal Amount	Value

Consumer, Non-Cyclical (Continued)
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/18	$99,000	$116,443
Merck & Co., Inc. 5.00%, 6/30/19	49,000	56,105
PepsiCo, Inc. 7.90%, 11/01/18	54,000	71,542
Philip Morris International, Inc. 5.65%, 5/16/18	31,000	36,302
Wyeth 5.50%, 2/01/14	423,000	477,731

		1,450,411

Energy — 0.7%
BP Capital Markets PLC (United Kingdom) 3.875%, 3/10/15	100,000	104,210
Chevron Corp. 3.95%, 3/03/14	99,000	107,299
TransCanada PipeLines Ltd. (Canada) 7.125%, 1/15/19	67,000	84,190

		295,699

Financial — 11.7%
Bank of New York Mellon (The) Corp., MTN 4.60%, 1/15/20	85,000	92,224
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	243,000	264,580
Barclays Bank PLC (United Kingdom) 5.20%, 7/10/14	160,000	175,078
5.125%, 1/08/20	150,000	154,329
Bear Stearns & Co., Inc. 7.25%, 2/01/18	25,000	29,908
Berkshire Hathaway, Inc. 3.20%, 2/11/15	22,000	23,085
Caterpillar Financial Services Corp. 6.125%, 2/17/14	94,000	107,878
Caterpillar Financial Services Corp., MTN 7.15%, 2/15/19	108,000	137,640
Deutsche Bank AG (Germany) 6.00%, 9/01/17 (a)	150,000	172,497
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	517,000	557,840
HSBC Finance Corp. 5.50%, 1/19/16	150,000	166,232
JPMorgan Chase & Co. 6.30%, 4/23/19	103,000	118,116
JPMorgan Chase Bank NA 5.875%, 6/13/16	200,000	223,892
KFW (Germany) 4.875%, 6/17/19	145,000	168,186
Landwirtschaftliche Rentenbank, Series G, MTN (Germany) 5.00%, 11/08/16	227,000	262,592
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	174,000	181,463
Merrill Lynch & Co., Inc., MTN 6.875%, 4/25/18	263,000	289,378
MetLife, Inc. 5.00%, 6/15/15	308,000	338,397

	Principal Amount	Value

Financial (Continued)
Morgan Stanley 5.30%, 3/01/13	$168,000	$180,448
PNC Funding Corp. 5.25%, 11/15/15	36,000	39,449
Simon Property Group LP 5.10%, 6/15/15	135,000	150,046
UBS AG, MTN (Switzerland) 5.875%, 12/20/17	175,000	195,785
Wachovia Corp. 5.25%, 8/01/14	335,000	360,809
Wells Fargo & Co. 5.00%, 11/15/14	288,000	312,996

		4,702,848

Government — 1.9%
European Investment Bank (Supranational) 4.625%, 5/15/14	704,000	784,789

Industrial — 2.0%
General Electric Co. 5.25%, 12/06/17	584,000	640,013
Honeywell International, Inc. 5.00%, 2/15/19	112,000	127,169
United Technologies Corp. 6.125%, 2/01/19	45,000	54,626

		821,808

Technology — 1.5%
Dell, Inc. 5.875%, 6/15/19	54,000	60,987
Hewlett-Packard Co. 6.125%, 3/01/14	108,000	123,462
International Business Machines Corp. 5.70%, 9/14/17	200,000	235,486
Microsoft Corp. 4.20%, 6/01/19	49,000	53,399
Oracle Corp. 5.25%, 1/15/16	126,000	144,991

		618,325

Utilities — 0.5%
Consolidated Edison Co. of New York, Inc. 7.125%, 12/01/18	54,000	68,193
Progress Energy Carolinas, Inc. 5.30%, 1/15/19	45,000	51,637
Public Service Co. of Colorado 5.125%, 6/01/19	72,000	81,551

		201,381

TOTAL CORPORATE BONDS (Cost $8,940,898)		9,326,087

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 15.6%
Federal National Mortgage Association —2.5%
5.00%, 4/15/15	301,000	347,382
5.00%, 5/11/17	546,000	634,943

		982,325

See Notes to Financial Statements.	22

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Principal Amount	Value

United States Treasury Bonds/Notes — 13.1%
4.75%, 5/15/14	$1,155,000	$1,307,857
2.50%, 3/31/15	724,500	764,178
7.50%, 11/15/16	241,700	320,064
3.125%, 1/31/17	729,000	781,966
8.125%, 8/15/19	566,100	818,457
3.625%, 2/15/20	478,000	516,576
7.625%, 2/15/25	127,900	189,512
6.25%, 5/15/30	449,300	604,238

		5,302,848

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $5,971,296)		6,285,173

SOVEREIGN BONDS — 0.6%
Republic of Italy (Italy) 5.25%, 9/20/16	175,000	192,301
United Mexican States, MTN (Mexico) 6.375%, 1/16/13	60,000	66,000

TOTAL SOVEREIGN BONDS (Cost $243,959)		258,301

TOTAL INVESTMENTS — 99.3%
(Cost $39,062,859)		40,108,428
Other assets less liabilities — 0.7%		275,406

NET ASSETS — 100.0%		$40,383,834

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. See Note 5.

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2010 (Unaudited)

	Value	% of Net Assets
United States	$31,099,347	77.0%
United Kingdom	2,165,109	5.4
Germany	1,230,384	3.1
Switzerland	984,485	2.4
Japan	864,183	2.1
Supranational	784,789	1.9
France	680,709	1.7
Australia	540,150	1.3
Netherlands	344,592	0.9
Italy	313,667	0.8
Spain	203,025	0.5
Netherlands Antilles	158,237	0.4
Canada	139,821	0.4
Ireland	132,839	0.3
Sweden	106,205	0.3
Mexico	66,000	0.2
Israel	57,214	0.1
Denmark	50,893	0.1
Finland	47,847	0.1
Belgium	37,439	0.1
Luxembourg	31,961	0.1
Norway	31,538	0.1
Cayman Islands	21,653	0.0
Bermuda	16,341	0.0

TOTAL INVESTMENTS	40,108,428	99.3
Other assets less liabilities	275,406	0.7

NET ASSETS	$40,383,834	100.0%

See Notes to Financial Statements.	23

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

November 30, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 82.6%
Basic Materials — 5.0%
Air Liquide S.A. (France)	380	$44,619
Allied Nevada Gold Corp.*	1,700	45,458
Anglo American PLC (United Kingdom)	2,089	91,760
ArcelorMittal (Luxembourg)	1,191	37,651
BASF SE (Germany)	1,236	92,515
Bayer AG (Germany)	1,182	86,088
BHP Billiton Ltd. (Australia)	4,543	186,216
BHP Billiton PLC (United Kingdom)	2,891	102,878
Buckeye Technologies, Inc.	2,400	47,808
Coeur d’Alene Mines Corp.*	1,600	38,960
Dow Chemical (The) Co.	2,273	70,872
E.I. du Pont de Nemours & Co.	1,802	84,676
Freeport-McMoRan Copper & Gold, Inc.	900	91,188
Metals USA Holdings Corp.*	2,000	27,260
Newmont Mining Corp.	1,041	61,242
Potlatch Corp. REIT	710	22,493
Rio Tinto Ltd. (Australia)	632	49,829
Rio Tinto PLC (United Kingdom)	1,984	126,047
Rockwood Holdings, Inc.*	1,261	48,132
Sensient Technologies Corp.	865	29,384
Sherwin-Williams (The) Co.	1,396	103,542
Solutia, Inc.*	2,000	42,760
Syngenta AG (Switzerland)	146	40,722
Vulcan Materials Co.	1,621	65,035
Weyerhaeuser Co.	6,724	112,224
Xstrata PLC (United Kingdom)	2,851	57,365

		1,806,724

Communications — 8.7%
Acme Packet, Inc.*	900	44,082
ADTRAN, Inc.	900	28,026
Anixter International, Inc.	667	37,265
Arris Group, Inc.*	2,308	23,103
AT&T, Inc.	13,085	363,632
Calix, Inc.*	2,300	29,371
Cisco Systems, Inc.*	12,026	230,419
Comcast Corp., Class A	5,971	119,420
Corning, Inc.	3,497	61,757
Deutsche Telekom AG (Germany)	3,944	50,653
Digital River, Inc.*	680	25,038
Discovery Communications, Inc., Class A*	3,600	146,808
eResearch Technology, Inc.*	4,050	22,721
France Telecom S.A. (France)	2,768	56,211
Google, Inc., Class A*	669	371,770
GSI Commerce, Inc.*	1,100	26,235
Limelight Networks, Inc.*	5,700	40,470
News Corp., Class A	3,590	48,968
Nokia Corp. (Finland)	5,932	54,942
NTT DoCoMo, Inc. (Japan)	22	35,664
Orbitz Worldwide, Inc.*	5,800	31,668
Rackspace Hosting, Inc.*	2,273	66,303
Symantec Corp.*	9,400	157,919
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,931	40,553
Telefonica S.A. (Spain)	5,344	114,018
Thomson Reuters Corp. (Canada)	1,800	65,448

	Number of Shares	Value

Communications (Continued)
TIBCO Software, Inc.*	3,056	$60,020
Time Warner, Inc.	2,511	74,049
Verizon Communications, Inc.	6,711	214,819
Vivendi (France)	1,786	43,697
Vodafone Group PLC (United Kingdom)	68,808	172,257
Walt Disney (The) Co.	4,119	150,385
Windstream Corp.	5,400	70,416
Yahoo!, Inc.*	3,570	56,299

		3,134,406

Consumer, Cyclical — 9.2%
Alaska Air Group, Inc.*	500	27,500
Buckle (The), Inc.	862	32,885
Callaway Golf Co.	4,000	30,640
Carter’s, Inc.*	1,065	33,718
Casey’s General Stores, Inc.	886	35,214
Cash America International, Inc.	500	18,100
Cinemark Holdings, Inc.	2,126	37,311
Coach, Inc.	4,000	226,160
Collective Brands, Inc.*	1,265	21,366
Columbia Sportswear Co.	594	33,050
Compagnie Financiere Richemont S.A. (Switzerland)	1,371	74,417
CVS Caremark Corp.	2,941	91,171
Daimler AG (Germany)*	1,157	75,110
Dana Holding Corp.*	2,200	33,242
Deckers Outdoor Corp.*	700	53,830
Dillard’s, Inc., Class A	1,200	37,416
Dollar General Corp.*	4,400	144,496
Dress Barn (The), Inc.*	1,112	27,466
Exide Technologies*	4,400	35,992
Ford Motor Co.*	6,596	105,140
G&K Services, Inc., Class A	1,100	30,514
Gaylord Entertainment Co.*	600	20,598
Hennes & Mauritz AB, Class B (Sweden)	1,346	45,437
Honda Motor Co. Ltd. (Japan)	2,540	91,267
JetBlue Airways Corp.*	5,361	36,401
Johnson Controls, Inc.	1,400	51,016
Jones Group (The), Inc.	1,600	21,664
K-Swiss, Inc., Class A*	2,400	30,048
La-Z-Boy, Inc.*	3,100	23,343
Liz Claiborne, Inc.*	5,900	43,129
Lowe’s Cos., Inc.	3,300	74,910
McDonald’s Corp.	2,241	175,470
Men’s Wearhouse (The), Inc.	953	27,180
Mitsubishi Corp. (Japan)	2,021	51,050
Mitsui & Co. Ltd. (Japan)	2,850	44,466
Nike, Inc., Class B	1,100	94,743
Nintendo Co. Ltd. (Japan)	138	37,445
Nissan Motor Co. Ltd. (Japan)	3,345	31,346
Nu Skin Enterprises, Inc., Class A	900	28,449
Owens & Minor, Inc.	1,169	33,024
Panasonic Corp. (Japan)	2,794	40,157
Penske Automotive Group, Inc.*	1,400	21,126
Polaris Industries, Inc.	500	36,345
Retail Ventures, Inc.*	2,900	47,560
Saks, Inc.*	2,700	30,078

See Notes to Financial Statements.	24

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Skechers U.S.A., Inc., Class A*	800	$18,472
Sony Corp. (Japan)	1,548	54,902
Tenneco, Inc.*	900	32,814
Toyota Motor Corp. (Japan)	3,961	152,255
Under Armour, Inc., Class A*	800	46,184
US Airways Group, Inc.*	2,600	29,016
Vail Resorts, Inc.*	635	28,753
Walgreen Co.	2,000	69,700
Wal-Mart Stores, Inc.	8,013	433,423
Warnaco Group (The), Inc.*	811	43,672
Watsco, Inc.	293	17,659
World Fuel Services Corp.	1,146	34,495

		3,302,335

Consumer, Non-cyclical — 16.1%
Abbott Laboratories	3,408	158,506
ABM Industries, Inc.	900	20,727
Accuray, Inc.*	4,000	23,920
Aetna, Inc.	5,200	154,023
Alcon, Inc. (Switzerland)	700	110,074
Amedisys, Inc.*	791	22,449
American Medical Systems Holdings, Inc.*	1,200	21,516
American Reprographics Co.*	3,000	21,090
AMERIGROUP Corp.*	960	41,309
Amgen, Inc.*	2,200	115,918
Anheuser-Busch InBev NV (Belgium)	890	48,573
AstraZeneca PLC (United Kingdom)	1,894	88,356
British American Tobacco PLC (United Kingdom)	2,792	101,333
Bruker Corp.*	3,365	51,888
Capella Education Co.*	300	16,437
Catalyst Health Solutions, Inc.*	822	35,280
CBIZ, Inc.*	4,000	24,080
Centene Corp.*	848	19,716
Coca-Cola (The) Co.	4,885	308,585
DANONE S.A. (France)	732	42,999
Diageo PLC (United Kingdom)	3,976	70,837
Ennis, Inc.	1,500	25,605
Fresh Del Monte Produce, Inc. (Cayman Islands)	1,161	25,496
GlaxoSmithKline PLC (United Kingdom)	7,205	135,995
HEALTHSOUTH Corp.*	1,600	28,800
Healthspring, Inc.*	950	25,489
Heidrick & Struggles International, Inc.	1,367	28,393
HMS Holdings Corp.*	400	25,204
Hospira, Inc.*	2,100	118,146
Johnson & Johnson	6,300	387,765
Kraft Foods, Inc., Class A	3,562	107,751
Lancaster Colony Corp.	505	26,295
Live Nation Entertainment, Inc.*	3,300	35,508
Magellan Health Services, Inc.*	675	32,873
Martek Biosciences Corp.*	591	13,002
Masimo Corp.	1,900	58,634
MasterCard, Inc., Class A	311	73,716
Medifast, Inc.*	900	21,924
Merck & Co., Inc.	6,900	237,843
Molson Coors Brewing Co., Class B	1,953	93,060
Nestle S.A. (Switzerland)	4,557	249,407

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Novartis AG (Switzerland)	2,839	$151,677
Novo Nordisk A/S, Class B (Denmark)	614	60,913
Pfizer, Inc.	17,817	290,239
Philip Morris International, Inc.	3,780	215,044
Procter & Gamble (The) Co.	6,333	386,756
Reckitt Benckiser Group PLC (United Kingdom)	816	43,207
Roche Holding AG (Switzerland)	1,040	143,787
Rollins, Inc.	1,845	49,852
Ruddick Corp.	914	33,599
Safeway, Inc.	4,712	108,329
Salix Pharmaceuticals Ltd.*	900	40,185
Sanofi-Aventis (France)	1,558	94,470
Seaboard Corp.	23	42,826
Select Medical Holdings Corp.*	2,900	17,951
Sirona Dental Systems, Inc.*	969	36,619
SonoSite, Inc.*	900	27,342
Sotheby’s	1,000	40,110
STERIS Corp.	1,078	37,094
Takeda Pharmaceutical Co. Ltd. (Japan)	1,083	50,291
Tejon Ranch Co.*	1,100	26,609
Tesco PLC (United Kingdom)	12,229	78,903
Teva Pharmaceutical Industries Ltd. (Israel)	1,372	69,962
TreeHouse Foods, Inc.*	600	29,808
Unilever NV (Netherlands)	2,234	63,193
Unilever PLC (United Kingdom)	1,746	48,319
UnitedHealth Group, Inc.	2,359	86,151
ViroPharma, Inc.*	150	2,318
Visa, Inc., Class A	1,863	137,583
WellCare Health Plans, Inc.*	808	22,745
WellPoint, Inc.*	900	50,166
Woolworths Ltd. (Australia)	1,707	43,874

		5,778,444

Diversified — 0.2%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	364	55,368

Energy — 9.4%
American Oil & Gas, Inc.*	4,000	38,480
Berry Petroleum Co., Class A	853	32,508
BG Group PLC (United Kingdom)	4,496	81,326
Bill Barrett Corp.*	856	32,913
BP PLC (United Kingdom)	33,032	219,119
Brigham Exploration Co.*	1,900	47,785
CARBO Ceramics, Inc.	400	38,860
Chevron Corp.	4,226	342,179
Complete Production Services, Inc.*	1,100	31,295
ConocoPhillips	3,128	188,212
Delek US Holdings, Inc.	3,600	25,632
Devon Energy Corp.	1,000	70,570
Dril-Quip, Inc.*	708	54,828
ENI S.p.A (Italy)	3,762	75,906
Exxon Mobil Corp.	11,181	777,749
Helix Energy Solutions Group, Inc.*	1,900	26,657
Hornbeck Offshore Services, Inc.*	1,500	33,075
Key Energy Services, Inc.*	2,100	21,630

See Notes to Financial Statements.	25

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Occidental Petroleum Corp.	1,741	$153,504
Peabody Energy Corp.	3,154	185,487
Royal Dutch Shell PLC, Class A (United Kingdom)	4,967	149,757
Royal Dutch Shell PLC, Class B (United Kingdom)	3,819	113,479
RPC, Inc.	1,749	51,246
Schlumberger Ltd. (Netherlands Antilles)	2,444	189,018
Southwestern Energy Co.*	835	30,227
Statoil ASA (Norway)	1,203	23,847
Total S.A. (France)	2,963	143,927
Williams (The) Cos., Inc.	7,100	161,951
Woodside Petroleum Ltd. (Australia)	735	29,571

		3,370,738

Financial — 15.7%
Alexander’s, Inc. REIT	95	36,621
Allianz SE (Germany)	651	71,609
American Campus Communities, Inc. REIT	924	29,051
American Capital Ltd.*	5,400	38,826
American Express Co.	2,600	112,372
Apollo Investment Corp.	3,100	32,736
Ashford Hospitality Trust, Inc. REIT*	3,100	29,140
Associated Estates Realty Corp. REIT	1,900	28,405
Australia & New Zealand Banking Group Ltd. (Australia)	3,526	76,627
AXA S.A. (France)	2,577	37,102
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,409	40,618
Banco Santander S.A. (Spain)	9,462	89,915
Bank of America Corp.	21,160	231,702
Barclays PLC (United Kingdom)	16,890	67,377
Berkshire Hathaway, Inc., Class B*	5,738	457,205
BioMed Realty Trust, Inc. REIT	1,800	31,734
BNP Paribas (France)	1,264	75,031
Boston Properties, Inc. REIT	1,600	134,079
CBL & Associates Properties, Inc. REIT	2,200	36,300
Charles Schwab (The) Corp.	2,565	38,552
Citigroup, Inc.*	62,000	260,400
Commonwealth Bank of Australia (Australia)	2,200	101,866
Community Trust Bancorp, Inc.	900	24,759
Credit Acceptance Corp.*	500	31,035
Credit Suisse Group AG (Switzerland)	1,470	54,629
Deutsche Bank AG (Germany) (b)	918	43,731
Entertainment Properties Trust REIT	700	32,410
Equity Lifestyle Properties, Inc. REIT	460	24,785
Equity One, Inc. REIT	1,529	26,467
Equity Residential REIT	600	29,988
Evercore Partners, Inc., Class A	1,100	33,198
FirstMerit Corp.	1,458	25,406
Franklin Resources, Inc.	504	57,501
Goldman Sachs Group (The), Inc.	1,027	160,356
Highwoods Properties, Inc. REIT	726	22,150
Home Properties, Inc. REIT	600	32,154
HSBC Holdings PLC (United Kingdom)	25,115	253,569
ING Groep NV (Netherlands)*	5,117	45,308
Investors Bancorp, Inc.*	2,000	24,500
JPMorgan Chase & Co.	8,356	312,348

	Number of Shares	Value

Financial (Continued)
Kilroy Realty Corp. REIT	900	$30,708
LaSalle Hotel Properties REIT	1,100	26,180
Lloyds Banking Group PLC (United Kingdom)*	51,143	48,115
M&T Bank Corp.	1,500	115,440
MFA Financial, Inc. REIT	4,174	34,018
Mid-America Apartment Communities, Inc. REIT	522	32,035
Mitsubishi UFJ Financial Group, Inc. (Japan)	18,379	86,882
Mizuho Financial Group, Inc. (Japan)	23,423	37,188
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	301	41,925
National Australia Bank Ltd. (Australia)	2,973	66,862
National Interstate Corp.	1,200	24,780
National Retail Properties, Inc. REIT	1,487	38,677
Nomura Holdings, Inc. (Japan)	6,000	34,523
Nordea Bank AB (Sweden)	4,246	42,293
Northern Trust Corp.	2,928	147,278
OMEGA Healthcare Investors, Inc. REIT	1,508	31,834
Pebblebrook Hotel Trust REIT*	1,400	26,236
Platinum Underwriters Holdings Ltd. (Bermuda)	462	19,972
ProAssurance Corp.*	601	35,597
Prosperity Bancshares, Inc.	844	27,464
Public Storage REIT	400	38,640
Signature Bank*	700	30,765
Simon Property Group, Inc. REIT	585	57,623
Societe Generale (France)	792	36,811
Standard Chartered PLC (United Kingdom)	2,482	66,909
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,978	60,660
SVB Financial Group*	700	31,451
T. Rowe Price Group, Inc.	3,100	180,824
Tanger Factory Outlet Centers, Inc. REIT	588	28,212
Tower Group, Inc.	727	18,698
Travelers (The) Cos., Inc.	1,100	59,389
UBS AG (Switzerland)*	4,062	61,254
UMB Financial Corp.	688	25,662
UniCredit S.p.A (Italy)	22,667	43,995
Universal Health Realty Income Trust REIT	800	28,056
US. Bancorp	4,200	99,876
Washington Real Estate Investment Trust REIT	1,040	31,907
Webster Financial Corp.	1,300	21,450
Wells Fargo & Co.	11,565	314,684
Westamerica Bancorporation	564	27,568
Westpac Banking Corp. (Australia)	4,304	88,210
Zurich Financial Services AG (Switzerland)	211	47,272

		5,639,485

Industrial — 9.1%
AAON, Inc.	1,100	28,215
ABB Ltd. (Switzerland)*	3,223	62,895
Acuity Brands, Inc.	700	37,702
BAE Systems PLC (United Kingdom)	5,033	25,889
Baldor Electric Co.	853	54,003
Benchmark Electronics, Inc.*	1,166	18,738
Boeing (The) Co.	1,700	108,409
Brady Corp., Class A	900	27,837
Cascade Corp.	700	25,564

See Notes to Financial Statements.	26

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Caterpillar, Inc.	1,316	$111,334
CLARCOR, Inc.	926	37,697
Clean Harbors, Inc.*	500	37,025
East Japan Railway Co. (Japan)	486	29,008
Eaton Corp.	2,032	195,885
EMCOR Group, Inc.*	1,263	33,849
Emerson Electric Co.	1,597	87,948
EnerSys*	800	24,152
Fanuc Corp. (Japan)	299	42,796
FedEx Corp.	700	63,784
General Dynamics Corp.	1,017	67,214
General Electric Co.	23,428	370,866
GrafTech International Ltd.*	2,175	42,630
Graphic Packaging Holding Co.*	5,200	19,344
Griffon Corp.*	1,124	13,623
Hexcel Corp.*	1,500	25,725
Ingersoll-Rand PLC (Ireland)	4,000	164,000
Kaydon Corp.	500	17,490
Knight Transportation, Inc.	1,582	30,501
Komatsu Ltd. (Japan)	1,300	35,972
Koninklijke Philips Electronics NV (Netherlands)	1,474	39,891
Lindsay Corp.	800	47,232
Metabolix, Inc.*	1,600	16,384
Mitsubishi Electric Corp. (Japan)	3,000	29,688
Moog, Inc., Class A*	700	25,802
Nordson Corp.	500	39,715
Parker Hannifin Corp.	2,000	160,460
Republic Services, Inc.	4,729	133,074
Rock-Tenn Co., Class A	695	37,593
Schneider Electric S.A. (France)	369	51,949
Siemens AG (Germany)	1,102	120,916
Silgan Holdings, Inc.	1,402	48,004
Simpson Manufacturing Co., Inc.	900	23,283
Sun Hydraulics Corp.	1,100	34,276
Thermo Fisher Scientific, Inc.*	900	45,774
Toshiba Corp. (Japan)	6,000	31,228
TriMas Corp.*	2,300	45,885
Union Pacific Corp.	1,167	105,158
United Parcel Service, Inc., Class B	2,078	145,730
United Technologies Corp.	2,056	154,755
Vinci S.A. (France)	606	29,424
Watts Water Technologies, Inc., Class A	600	19,530
Woodward Governor Co.	1,100	37,125
Worthington Industries, Inc.	1,200	19,224

		3,282,195

Technology — 7.3%
Apple, Inc.*	2,029	631,324
Applied Materials, Inc.	3,000	37,290
CACI International, Inc., Class A*	545	27,430
Compellent Technologies, Inc.*	2,100	54,600
Concur Technologies, Inc.*	895	45,833
EMC Corp.*	4,266	91,676
Intel Corp.	11,400	240,768
International Business Machines Corp.	2,800	396,088
Jack Henry & Associates, Inc.	1,550	42,377
Microsoft Corp.	17,989	453,502
Netlogic Microsystems, Inc.*	1,000	31,200
Parametric Technology Corp.*	2,123	45,475

	Number of Shares	Value

Technology (Continued)
Quality Systems, Inc.	568	$36,630
Quest Software, Inc.*	1,701	43,035
Riverbed Technology, Inc.*	2,496	84,639
SAP AG (Germany)	1,255	58,715
SRA International, Inc., Class A*	984	19,306
TriQuint Semiconductor, Inc.*	2,350	27,989
Ultratech, Inc.*	1,500	27,555
VeriFone Systems, Inc.*	1,300	45,175
Xerox Corp.	16,700	191,382

		2,631,989

Utilities — 1.9%
Cleco Corp.	900	27,297
E.ON AG (Germany)	2,973	85,549
ENEL S.p.A (Italy)	9,907	46,685
GDF Suez (France)	1,703	56,641
National Fuel Gas Co.	1,000	63,360
Nicor, Inc.	846	36,590
Piedmont Natural Gas Co., Inc.	802	23,723
RWE AG (Germany)	680	42,454
Sempra Energy	3,000	150,270
Southern Co.	1,767	66,651
Tokyo Electric Power (The) Co., Inc. (Japan)	1,698	39,526
WGL Holdings, Inc.	947	34,338

		673,084

TOTAL COMMON STOCKS (Cost $29,250,606)		29,674,768

	Principal Amount	Value
CORPORATE BONDS — 12.7%
Basic Materials — 0.9%
ArcelorMittal (Luxembourg) 9.85%, 6/01/19	$65,000	82,411
Dow Chemical (The) Co. 8.55%, 5/15/19	75,000	94,853
Rio Tinto Finance USA Ltd. (Australia) 9.00%, 5/01/19	75,000	102,914
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	52,000	57,828

		338,006

Communications — 2.6%
BellSouth Corp. 6.00%, 11/15/34	123,000	125,692
British Telecommunications PLC (United Kingdom) 9.875%, 12/15/30	34,000	45,442
CBS Corp. 7.875%, 7/30/30	17,000	19,896
Cisco Systems, Inc. 5.90%, 2/15/39	52,000	58,139
Cisco Systems, Inc. 4.45%, 1/15/20	68,000	73,693
Comcast Corp. 6.45%, 3/15/37	51,000	55,083

See Notes to Financial Statements.	27

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Principal Amount	Value

Communications (Continued)
Deutsche Telekom International Finance BV (Netherlands) 8.75%, 6/15/30	$78,000	$106,164
News America, Inc. 6.20%, 12/15/34	87,000	92,122
Telecom Italia Capital S.A. (Luxembourg) 7.721%, 6/04/38	49,000	49,515
Time Warner Cable, Inc. 6.55%, 5/01/37	21,000	22,698
Time Warner, Inc. 7.70%, 5/01/32	87,000	106,636
Verizon Global Funding Corp. 7.75%, 12/01/30	140,000	178,336
Viacom, Inc. 6.25%, 4/30/16	17,000	19,879

		953,295

Consumer, Cyclical — 1.0%
CVS Caremark Corp. 6.125%, 9/15/39	50,000	54,677
Target Corp. 7.00%, 1/15/38	110,000	139,029
Wal-Mart Stores, Inc. 6.50%, 8/15/37	120,000	144,443
Wal-Mart Stores, Inc. 4.55%, 5/01/13	6,000	6,527

		344,676

Consumer, Non-Cyclical — 1.6%
Abbott Laboratories 5.875%, 5/15/16	16,000	19,012
Aetna, Inc. 6.625%, 6/15/36	20,000	22,397
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 1/15/20	49,000	54,958
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	51,000	61,595
Bristol-Myers Squibb Co. 5.875%, 11/15/36	59,000	68,016
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	99,000	142,517
Eli Lilly & Co. 5.55%, 3/15/37	34,000	36,571
Johnson & Johnson 5.95%, 8/15/37	37,000	44,086
Merck & Co., Inc. 5.00%, 6/30/19	24,000	27,480
Procter & Gamble (The) Co. 5.55%, 3/05/37	20,000	22,433
Unilever Capital Corp. 5.90%, 11/15/32	84,000	96,091

		595,156

Energy — 1.2%
ConocoPhillips 5.90%, 10/15/32	132,000	148,912
Kinder Morgan Energy Partners LP 5.80%, 3/15/35	98,000	93,872

	Principal Amount	Value

Energy (Continued)
Petrobras International Finance Co. (Cayman Islands) 5.75%, 1/20/20	$54,000	$58,582
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	48,000	57,245
Suncor Energy, Inc. (Canada) 6.50%, 6/15/38	34,000	37,609
TransCanada PipeLines Ltd. (Canada) 7.625%, 1/15/39	19,000	24,746

		420,966

Financial — 2.8%
Allstate (The) Corp. 5.55%, 5/09/35	38,000	39,061
Bank of New York Mellon (The) Corp., Series G, MTN 4.60%, 1/15/20	132,000	143,217
Bear Stearns & Co., Inc. 7.25%, 2/01/18	34,000	40,674
Chubb Corp. 6.00%, 5/11/37	31,000	33,717
Citigroup, Inc. 8.125%, 7/15/39	122,000	148,796
Credit Suisse (USA), Inc. 7.125%, 7/15/32	63,000	76,564
General Electric Capital Corp., Series A, MTN 6.75%, 3/15/32	153,000	167,353
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	65,000	70,135
6.75%, 10/01/37	76,000	76,508
JPMorgan Chase Bank NA 5.875%, 6/13/16	50,000	55,973
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	72,000	75,088
PNC Funding Corp. 5.25%, 11/15/15	9,000	9,862
Principal Financial Group, Inc. 6.05%, 10/15/36	32,000	31,894
Travelers (The) Cos., Inc. 6.25%, 3/15/37 (a)	31,000	32,049

		1,000,891

Industrial — 0.7%
Burlington Northern Santa Fe LLC 6.15%, 5/01/37	30,000	33,349
CSX Corp. 6.00%, 10/01/36	84,000	89,087
Lockheed Martin Corp., Series B 6.15%, 9/01/36	15,000	17,020
Norfolk Southern Corp. 7.90%, 5/15/97	36,000	45,276
United Parcel Service, Inc. 6.20%, 1/15/38	18,000	21,474
United Technologies Corp. 6.125%, 7/15/38	36,000	42,140

		248,346

See Notes to Financial Statements.	28

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Principal Amount	Value

Technology — 0.2%
Dell, Inc. 5.875%, 6/15/19	$26,000	$29,364
Microsoft Corp. 4.20%, 6/01/19	32,000	34,873

		64,237

Utilities — 1.7%
Appalachian Power Co. 7.95%, 1/15/20	45,000	58,505
Florida Power & Light Co. 5.95%, 2/01/38	60,000	68,132
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	150,000	167,151
Oncor Electric Delivery Co. LLC 7.00%, 9/01/22	80,000	98,331
Pacific Gas & Electric Co. 6.05%, 3/01/34	32,000	35,416
6.25%, 3/01/39	45,000	51,591
Public Service Co. of Colorado 5.125%, 6/01/19	50,000	56,632
Scana Corp., MTN 6.25%, 4/01/20	31,000	35,296
Southern California Edison Co. 6.05%, 3/15/39	24,000	27,595

		598,649

TOTAL CORPORATE BONDS (Cost $4,390,619)		4,564,222

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 3.5%
Federal Home Loan Mortgage Corp. — 0.2%
6.25%, 7/15/32	49,000	63,003

Federal National Mortgage Association — 0.1%
5.00%, 5/11/17	33,000	38,376

United States Treasury Bonds/Notes — 3.2%
1.75%, 11/15/11	157,000	159,171
7.50%, 11/15/16	171,300	226,839
8.125%, 8/15/19	100,000	144,578
3.625%, 2/15/20	35,000	37,825
4.375%, 2/15/38	342,200	360,700
4.625%, 2/15/40	108,000	117,973
4.375%, 5/15/40	113,000	118,385

		1,165,471

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $1,213,934)		1,266,850

SOVEREIGN BONDS — 0.7%
Federative Republic of Brazil (Brazil) 7.125%, 1/20/37	60,000	74,250
Province of Quebec, Series PD (Canada) 7.50%, 9/15/29	72,000	101,722
Republic of Italy (Italy) 5.25%, 9/20/16	25,000	27,472

	Principal Amount	Value

SOVEREIGN BONDS (Continued)
United Mexican States (Mexico) 5.625%, 1/15/17	$50,000	$56,500

TOTAL SOVEREIGN BONDS (Cost $240,440)		259,944

TOTAL INVESTMENTS — 99.5%
(Cost $35,095,599)		35,765,784
Other assets less liabilities — 0.5%		175,649

NET ASSETS — 100.0%		$35,941,433

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Variable Rate Coupon. Stated interest rate was in effect at November 30, 2010.

(b) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. See Note 5.

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2010

(Unaudited)

	Value	% of Net Assets
United States	$27,038,341	75.2%
United Kingdom	2,249,834	6.3
Japan	1,016,314	2.8
Switzerland	996,134	2.8
Germany	769,265	2.1
France	768,249	2.1
Australia	745,969	2.1
Netherlands	311,801	0.9
Spain	244,551	0.7
Canada	229,525	0.6
Italy	194,058	0.5
Netherlands Antilles	189,018	0.5
Luxembourg	169,577	0.5
Ireland	164,000	0.5
Cayman Islands	141,906	0.4
Sweden	128,283	0.3
Brazil	74,250	0.2
Israel	69,962	0.2
Denmark	60,913	0.2
Mexico	56,500	0.2
Finland	54,942	0.1
Belgium	48,573	0.1
Norway	23,847	0.1
Bermuda	19,972	0.1

TOTAL INVESTMENTS	35,765,784	99.5
Other assets less liabilities	175,649	0.5

NET ASSETS	$35,941,433	100.0%

See Notes to Financial Statements.	29

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

November 30, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.7%
Basic Materials — 5.8%
Air Liquide S.A. (France)	310	$36,400
Allied Nevada Gold Corp.*	1,689	45,164
Anglo American PLC (United Kingdom)	1,968	86,445
ArcelorMittal (Luxembourg)	1,147	36,260
BASF SE (Germany)	1,353	101,273
Bayer AG (Germany)	1,141	83,102
BHP Billiton Ltd. (Australia)	4,740	194,291
BHP Billiton PLC (United Kingdom)	3,266	116,222
Buckeye Technologies, Inc.	2,400	47,808
Coeur d’Alene Mines Corp.*	1,600	38,960
Dow Chemical (The) Co.	2,147	66,943
E.I. du Pont de Nemours & Co.	1,747	82,092
Freeport-McMoRan Copper & Gold, Inc.	889	90,073
Metals USA Holdings Corp.*	1,955	26,647
Newmont Mining Corp.	1,288	75,773
Potlatch Corp. REIT	684	21,669
Rio Tinto Ltd. (Australia)	624	49,198
Rio Tinto PLC (United Kingdom)	1,930	122,617
Rockwood Holdings, Inc.*	1,213	46,300
Sensient Technologies Corp.	835	28,365
Sherwin-Williams (The) Co.	1,386	102,799
Solutia, Inc.*	1,955	41,798
Syngenta AG (Switzerland)	141	39,328
Vulcan Materials Co.	1,555	62,387
Weyerhaeuser Co.	6,607	110,271
Xstrata PLC (United Kingdom)	2,815	56,641

		1,808,826

Communications — 10.0%
Acme Packet, Inc.*	889	43,543
ADTRAN, Inc.	889	27,683
Anixter International, Inc.	640	35,757
Arris Group, Inc.*	2,229	22,312
AT&T, Inc.	12,890	358,214
Calix, Inc.*	2,222	28,375
Cisco Systems, Inc.*	11,858	227,199
Comcast Corp., Class A	5,861	117,220
Corning, Inc.	3,846	67,920
Deutsche Telekom AG (Germany)	3,808	48,906
Digital River, Inc.*	656	24,154
Discovery Communications, Inc., Class A*	3,555	144,973
eResearch Technology, Inc.*	3,899	21,873
France Telecom S.A. (France)	2,673	54,281
Google, Inc., Class A*	655	363,990
GSI Commerce, Inc.*	1,155	27,547
Limelight Networks, Inc.*	5,688	40,385
News Corp., Class A	4,605	62,812
Nokia Corp. (Finland)	5,752	53,275
NTT DoCoMo, Inc. (Japan)	22	35,664
Orbitz Worldwide, Inc.*	5,777	31,542
Rackspace Hosting, Inc.*	2,190	63,882
Symantec Corp.*	9,243	155,283
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,196	32,971
Telefonica S.A. (Spain)	5,890	125,667
Thomson Reuters Corp. (Canada)	1,778	64,648

	Number of Shares	Value

Communications (Continued)
TIBCO Software, Inc.*	2,942	$57,781
Time Warner, Inc.	2,364	69,714
Verizon Communications, Inc.	6,649	212,834
Vivendi (France)	1,740	42,572
Vodafone Group PLC (United Kingdom)	66,352	166,109
Walt Disney (The) Co.	4,076	148,814
Windstream Corp.	5,333	69,542
Yahoo!, Inc.*	3,433	54,138

		3,101,580

Consumer, Cyclical — 10.4%
Alaska Air Group, Inc.*	533	29,315
Buckle (The), Inc.	854	32,580
Callaway Golf Co.	3,999	30,632
Carter’s, Inc.*	1,060	33,560
Casey’s General Stores, Inc.	861	34,220
Cash America International, Inc.	444	16,073
Cinemark Holdings, Inc.	2,050	35,978
Coach, Inc.	3,999	226,102
Collective Brands, Inc.*	1,244	21,011
Columbia Sportswear Co.	580	32,271
Compagnie Financiere Richemont S.A. (Switzerland)	691	37,507
CVS Caremark Corp.	2,902	89,962
Daimler AG (Germany)*	1,116	72,449
Dana Holding Corp.*	2,133	32,230
Deckers Outdoor Corp.*	622	47,832
Dillard’s, Inc., Class A	1,155	36,013
Dollar General Corp.*	4,266	140,095
Dress Barn (The), Inc.*	1,100	27,170
Exide Technologies*	4,355	35,624
Ford Motor Co.*	5,963	95,050
G&K Services, Inc., Class A	1,155	32,040
Gaylord Entertainment Co.*	622	21,353
Hennes & Mauritz AB, Class B (Sweden)	1,326	44,762
Honda Motor Co. Ltd. (Japan)	2,270	81,565
JetBlue Airways Corp.*	5,053	34,310
Johnson Controls, Inc.	1,422	51,817
Jones Group (The), Inc.	1,600	21,664
K-Swiss, Inc., Class A*	2,311	28,934
La-Z-Boy, Inc.*	3,111	23,426
Liz Claiborne, Inc.*	5,777	42,230
Lowe’s Cos., Inc.	3,288	74,637
McDonald’s Corp.	2,234	174,923
Men’s Wearhouse (The), Inc.	936	26,695
Mitsubishi Corp. (Japan)	1,992	50,317
Mitsui & Co. Ltd. (Japan)	2,801	43,702
Nike, Inc., Class B	1,067	91,901
Nintendo Co. Ltd. (Japan)	137	37,173
Nissan Motor Co. Ltd. (Japan)	3,204	30,024
Nu Skin Enterprises, Inc., Class A	889	28,101
Owens & Minor, Inc.	1,128	31,866
Panasonic Corp. (Japan)	2,734	39,295
Penske Automotive Group, Inc.*	1,422	21,458
Polaris Industries, Inc.	533	38,744
Retail Ventures, Inc.*	2,844	46,642
Saks, Inc.*	2,666	29,699

See Notes to Financial Statements.	30

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Skechers U.S.A., Inc., Class A*	800	$18,472
Sony Corp. (Japan)	1,491	52,880
Tenneco, Inc.*	889	32,413
Toyota Motor Corp. (Japan)	4,328	166,363
Under Armour, Inc., Class A*	800	46,184
US Airways Group, Inc.*	2,577	28,759
Vail Resorts, Inc.*	616	27,892
Walgreen Co.	1,955	68,132
Wal-Mart Stores, Inc.	8,025	434,072
Warnaco Group (The), Inc.*	788	42,434
Watsco, Inc.	570	34,354
World Fuel Services Corp.	1,113	33,501

		3,238,408

Consumer, Non-cyclical — 18.4%
Abbott Laboratories	3,444	160,180
ABM Industries, Inc.	889	20,474
Accuray, Inc.*	3,910	23,382
Aetna, Inc.	5,066	150,055
Alcon, Inc. (Switzerland)	622	97,809
Amedisys, Inc.*	827	23,470
American Medical Systems Holdings, Inc.*	1,155	20,709
American Reprographics Co.*	3,022	21,245
AMERIGROUP Corp.*	926	39,846
Amgen, Inc.*	2,133	112,387
Anheuser-Busch InBev NV (Belgium)	859	46,881
AstraZeneca PLC (United Kingdom)	1,825	85,137
British American Tobacco PLC (United Kingdom)	2,678	97,196
Bruker Corp.*	3,243	50,007
Capella Education Co.*	267	14,629
Catalyst Health Solutions, Inc.*	835	35,838
CBIZ, Inc.*	3,999	24,074
Centene Corp.*	816	18,972
Coca-Cola (The) Co.	4,833	305,300
DANONE S.A. (France)	723	42,470
Diageo PLC (United Kingdom)	3,706	66,026
Ennis, Inc.	1,511	25,793
Fresh Del Monte Produce, Inc. (Cayman Islands)	1,116	24,507
Gentiva Health Services, Inc.*	356	8,181
GlaxoSmithKline PLC (United Kingdom)	6,908	130,389
HEALTHSOUTH Corp.*	1,600	28,800
Healthspring, Inc.*	978	26,240
Heidrick & Struggles International, Inc.	1,315	27,313
HMS Holdings Corp.*	444	27,976
Hospira, Inc.*	2,044	114,995
Johnson & Johnson	6,584	405,246
Kraft Foods, Inc., Class A	3,440	104,060
Lancaster Colony Corp.	493	25,671
Live Nation Entertainment, Inc.*	3,288	35,379
Magellan Health Services, Inc.*	648	31,558
Martek Biosciences Corp.*	569	12,518
Masimo Corp.	1,866	57,585
MasterCard, Inc., Class A	242	57,361
Medifast, Inc.*	889	21,656
Merck & Co., Inc.	6,844	235,913
Molson Coors Brewing Co., Class B	1,947	92,775

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Nestle S.A. (Switzerland)	4,499	$246,233
Novartis AG (Switzerland)	2,802	149,701
Novo Nordisk A/S, Class B (Denmark)	593	58,829
Pfizer, Inc.	17,286	281,590
Philip Morris International, Inc.	3,735	212,484
Procter & Gamble (The) Co.	6,428	392,558
Reckitt Benckiser Group PLC (United Kingdom)	783	41,460
Roche Holding AG (Switzerland)	991	137,012
Rollins, Inc.	1,802	48,690
Ruddick Corp.	883	32,459
Safeway, Inc.	4,719	108,490
Salix Pharmaceuticals Ltd.*	889	39,694
Sanofi-Aventis (France)	1,500	90,953
Seaboard Corp.	23	42,826
Select Medical Holdings Corp.*	2,933	18,155
Sirona Dental Systems, Inc.*	931	35,182
SonoSite, Inc.*	889	27,008
Sotheby’s	978	39,228
STERIS Corp.	1,038	35,718
Takeda Pharmaceutical Co. Ltd. (Japan)	1,236	57,396
Tejon Ranch Co.*	1,067	25,811
Tesco PLC (United Kingdom)	11,750	75,812
Teva Pharmaceutical Industries Ltd. (Israel)	1,354	69,044
TreeHouse Foods, Inc.*	533	26,479
Unilever NV (Netherlands)	2,155	60,959
Unilever PLC (United Kingdom)	1,686	46,659
UnitedHealth Group, Inc.	2,314	84,507
Visa, Inc., Class A	1,848	136,475
WellCare Health Plans, Inc.*	775	21,816
WellPoint, Inc.*	889	49,553
Woolworths Ltd. (Australia)	1,685	43,309

		5,686,093

Diversified — 0.2%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	349	53,086

Energy — 10.8%
American Oil & Gas, Inc.*	3,911	37,624
Berry Petroleum Co., Class A	819	31,212
BG Group PLC (United Kingdom)	4,326	78,251
Bill Barrett Corp.*	823	31,644
BP PLC (United Kingdom)	32,610	216,320
Brigham Exploration Co.*	1,866	46,930
CARBO Ceramics, Inc.	356	34,585
Chevron Corp.	4,208	340,722
Complete Production Services, Inc.*	1,155	32,860
ConocoPhillips	3,151	189,596
Delek US Holdings, Inc.	3,644	25,945
Devon Energy Corp.	978	69,017
Dril-Quip, Inc.*	681	52,737
ENI S.p.A (Italy)	4,108	82,888
Exxon Mobil Corp.	11,139	774,829
Helix Energy Solutions Group, Inc.*	1,866	26,180
Hornbeck Offshore Services, Inc.*	1,511	33,318
Key Energy Services, Inc.*	2,133	21,970
Occidental Petroleum Corp.	1,703	150,154
Peabody Energy Corp.	3,116	183,252

See Notes to Financial Statements.	31

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Royal Dutch Shell PLC, Class A (United Kingdom)	4,815	$145,174
Royal Dutch Shell PLC, Class B (United Kingdom)	3,604	107,090
RPC, Inc.	1,682	49,283
Schlumberger Ltd. (Netherlands Antilles)	2,401	185,692
Southwestern Energy Co.*	804	29,105
Statoil ASA (Norway)	1,371	27,177
Total S.A. (France)	2,925	142,081
Williams (The) Cos., Inc.	7,021	160,149
Woodside Petroleum Ltd. (Australia)	707	28,444

		3,334,229

Financial — 18.1%
Alexander’s, Inc. REIT	92	35,464
Allianz SE (Germany)	569	62,589
American Campus Communities, Inc. REIT	887	27,887
American Capital Ltd.*	5,333	38,344
American Express Co.	2,577	111,378
Apollo Investment Corp.	3,022	31,912
Ashford Hospitality Trust, Inc. REIT*	3,111	29,243
Associated Estates Realty Corp. REIT	1,866	27,897
Australia & New Zealand Banking Group Ltd. (Australia)	3,481	75,649
AXA S.A. (France)	2,401	34,568
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,257	39,218
Banco Santander S.A. (Spain)	9,594	91,170
Bank of America Corp.	20,586	225,417
Barclays PLC (United Kingdom)	16,674	66,515
Berkshire Hathaway, Inc., Class B*	5,665	451,387
BioMed Realty Trust, Inc. REIT	1,778	31,346
BNP Paribas (France)	1,216	72,181
Boston Properties, Inc. REIT	1,600	134,081
CBL & Associates Properties, Inc. REIT	2,222	36,663
Charles Schwab (The) Corp.	2,489	37,410
Citigroup, Inc.*	61,236	257,191
Commonwealth Bank of Australia (Australia)	2,171	100,524
Community Trust Bancorp, Inc.	889	24,456
Credit Acceptance Corp.*	533	33,083
Credit Suisse Group AG (Switzerland)	1,418	52,697
Deutsche Bank AG (Germany) (c)	1,220	58,118
Entertainment Properties Trust REIT	711	32,919
Equity Lifestyle Properties, Inc. REIT	446	24,030
Equity One, Inc. REIT	1,467	25,394
Equity Residential REIT	622	31,088
Evercore Partners, Inc., Class A	1,067	32,202
FirstMerit Corp.	1,415	24,656
Franklin Resources, Inc.	512	58,414
Goldman Sachs Group (The), Inc.	1,044	163,010
Highwoods Properties, Inc. REIT	1,275	38,900
Home Properties, Inc. REIT	533	28,563
HSBC Holdings PLC (United Kingdom)	24,325	245,593
ING Groep NV (Netherlands)*	5,052	44,733
Investors Bancorp, Inc.*	1,955	23,949
JPMorgan Chase & Co.	8,266	308,983
Kilroy Realty Corp. REIT	800	27,296
LaSalle Hotel Properties REIT	1,067	25,395

	Number of Shares	Value

Financial (Continued)
Lloyds Banking Group PLC (United Kingdom)*	50,488	$47,499
M&T Bank Corp.	1,511	116,287
MFA Financial, Inc. REIT	4,031	32,853
Mid-America Apartment Communities, Inc. REIT	503	30,869
Mitsubishi UFJ Financial Group, Inc. (Japan)	17,861	84,433
Mizuho Financial Group, Inc. (Japan)	23,123	36,712
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	291	40,533
National Australia Bank Ltd. (Australia)	2,935	66,007
National Interstate Corp.	1,155	23,851
National Retail Properties, Inc. REIT	1,429	37,168
Nomura Holdings, Inc. (Japan)	5,955	34,264
Nordea Bank AB (Sweden)	4,150	41,337
Northern Trust Corp.	2,873	144,512
OMEGA Healthcare Investors, Inc. REIT	1,455	30,715
Pebblebrook Hotel Trust REIT*	1,333	24,980
Platinum Underwriters Holdings Ltd. (Bermuda)	840	36,313
ProAssurance Corp.*	581	34,413
Prosperity Bancshares, Inc.	817	26,585
Public Storage REIT	356	34,390
Signature Bank*	711	31,248
Simon Property Group, Inc. REIT	586	57,721
Societe Generale (France)	764	35,510
Standard Chartered PLC (United Kingdom)	2,921	78,744
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,002	61,396
SVB Financial Group*	711	31,945
T. Rowe Price Group, Inc.	3,022	176,273
Tanger Factory Outlet Centers, Inc. REIT	569	27,301
Tower Group, Inc.	707	18,184
Travelers (The) Cos., Inc.	1,067	57,607
UBS AG (Switzerland)*	5,062	76,334
UMB Financial Corp.	755	28,162
UniCredit S.p.A (Italy)	15,830	30,725
Universal Health Realty Income Trust REIT	711	24,935
US. Bancorp	4,177	99,329
Washington Real Estate Investment Trust REIT	1,000	30,680
Webster Financial Corp.	1,244	20,526
Wells Fargo & Co.	11,297	307,390
Westamerica Bancorporation	549	26,835
Westpac Banking Corp. (Australia)	3,996	81,898
Zurich Financial Services AG (Switzerland)	205	45,928

		5,593,905

Industrial — 10.3%
AAON, Inc.	1,067	27,369
ABB Ltd. (Switzerland)*	3,121	60,904
Acuity Brands, Inc.	622	33,501
BAE Systems PLC (United Kingdom)	4,850	24,948
Baldor Electric Co.	822	52,041
Benchmark Electronics, Inc.*	1,118	17,966
Boeing (The) Co.	1,689	107,708
Brady Corp., Class A	889	27,497
Cascade Corp.	711	25,966
Caterpillar, Inc.	1,238	104,735
CLARCOR, Inc.	897	36,517
Clean Harbors, Inc.*	444	32,878

See Notes to Financial Statements.	32

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
East Japan Railway Co. (Japan)	551	$32,888
Eaton Corp.	2,015	194,245
EMCOR Group, Inc.*	1,216	32,589
Emerson Electric Co.	1,479	81,449
EnerSys*	711	21,465
Fanuc Corp. (Japan)	267	38,216
FedEx Corp.	622	56,677
General Dynamics Corp.	982	64,900
General Electric Co.	23,120	365,990
GrafTech International Ltd.*	2,095	41,062
Graphic Packaging Holding Co.*	5,066	18,846
Griffon Corp.*	1,086	13,162
Hexcel Corp.*	1,511	25,914
Ingersoll-Rand PLC (Ireland)	3,911	160,350
Kaydon Corp.	533	18,644
Knight Transportation, Inc.	1,534	29,576
Komatsu Ltd. (Japan)	1,244	34,423
Koninklijke Philips Electronics NV (Netherlands)	1,412	38,213
Lindsay Corp.	711	41,977
Metabolix, Inc.*	1,511	15,473
Mitsubishi Electric Corp. (Japan)	2,666	26,383
Moog, Inc., Class A*	711	26,207
Nordson Corp.	533	42,336
Parker Hannifin Corp.	1,955	156,850
Republic Services, Inc.	4,713	132,623
Rock-Tenn Co., Class A	673	36,403
Schneider Electric S.A. (France)	358	50,401
Siemens AG (Germany)	1,054	115,650
Silgan Holdings, Inc.	1,360	46,565
Simpson Manufacturing Co., Inc.	889	22,998
Sun Hydraulics Corp.	1,067	33,248
Thermo Fisher Scientific, Inc.*	889	45,215
Toshiba Corp. (Japan)	6,221	32,379
TriMas Corp.*	2,222	44,329
Union Pacific Corp.	1,142	102,905
United Parcel Service, Inc., Class B	2,109	147,904
United Technologies Corp.	2,030	152,798
Vinci S.A. (France)	588	28,550
Watts Water Technologies, Inc., Class A	622	20,246
Woodward Governor Co.	1,067	36,011
Worthington Industries, Inc.	1,244	19,929

		3,198,019

Technology — 8.5%
Apple, Inc.*	2,076	645,947
Applied Materials, Inc.	2,933	36,457
CACI International, Inc., Class A*	525	26,423
Compellent Technologies, Inc.*	2,133	55,458
Concur Technologies, Inc.*	863	44,194
EMC Corp.*	4,085	87,787
Intel Corp.	11,198	236,502
International Business Machines Corp.	2,872	406,274
Jack Henry & Associates, Inc.	1,498	40,955
Microsoft Corp.	17,728	446,924
Netlogic Microsystems, Inc.*	978	30,514
Parametric Technology Corp.*	2,041	43,718

	Number of Shares	Value

Technology (Continued)
Quality Systems, Inc.	551	$35,534
Quest Software, Inc.*	1,638	41,441
Riverbed Technology, Inc.*	2,414	81,859
SAP AG (Germany)	1,212	56,703
SRA International, Inc., Class A*	947	18,580
TriQuint Semiconductor, Inc.*	2,100	25,011
Ultratech, Inc.*	1,511	27,757
VeriFone Systems, Inc.*	1,244	43,229
Xerox Corp.	16,442	188,425

		2,619,692

Utilities — 2.2%
Cleco Corp.	889	26,963
E.ON AG (Germany)	2,923	84,109
ENEL S.p.A (Italy)	9,436	44,466
GDF Suez (France)	1,639	54,513
National Fuel Gas Co.	978	61,966
Nicor, Inc.	816	35,292
Piedmont Natural Gas Co., Inc.	1,357	40,140
RWE AG (Germany)	655	40,893
Sempra Energy	2,933	146,914
Southern Co.	1,717	64,765
Tokyo Electric Power (The) Co., Inc. (Japan)	1,689	39,317
WGL Holdings, Inc.	915	33,178

		672,516

TOTAL COMMON STOCKS (Cost $29,756,751)		29,306,354

	Principal Amount	Value

CORPORATE BONDS — 2.9%
Basic Materials — 0.0% (a)
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	$7,000	7,785

Communications — 0.6%
BellSouth Corp. 6.00%, 11/15/34	33,000	33,722
British Telecommunications PLC (United Kingdom) 9.875%, 12/15/30	10,000	13,365
CBS Corp. 7.875%, 7/30/30	4,000	4,682
Cisco Systems, Inc. 4.45%, 1/15/20	13,000	14,088
5.90%, 2/15/39	11,000	12,299
Comcast Corp. 6.45%, 3/15/37	14,000	15,121
Deutsche Telekom International Finance BV (Netherlands) 8.75%, 6/15/30	15,000	20,416
News America, Inc. 6.20%, 12/15/34	11,000	11,648
Telecom Italia Capital S.A. (Luxembourg) 7.721%, 6/04/38	9,000	9,095

See Notes to Financial Statements.	33

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Principal Amount	Value

Communications (Continued)
Time Warner Cable, Inc. 6.55%, 5/01/37	$6,000	$6,485
Time Warner, Inc. 7.70%, 5/01/32	18,000	22,062
Verizon Global Funding Corp. 7.75%, 12/01/30	24,000	30,572
Viacom, Inc. 6.25%, 4/30/16	6,000	7,016

		200,571

Consumer, Cyclical — 0.2%
CVS Caremark Corp. 6.302%, 6/01/37 (b)	16,000	15,185
Target Corp. 7.00%, 1/15/38	16,000	20,222
Wal-Mart Stores, Inc. 6.50%, 8/15/37	25,000	30,092

		65,499

Consumer, Non-Cyclical — 0.4%
Aetna, Inc. 6.625%, 6/15/36	5,000	5,599
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 1/15/20	9,000	10,095
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	14,000	16,909
Bristol-Myers Squibb Co. 5.875%, 11/15/36	19,000	21,903
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	16,000	23,033
Eli Lilly & Co. 5.55%, 3/15/37	6,000	6,454
Johnson & Johnson 5.95%, 8/15/37	8,000	9,532
Merck & Co., Inc. 5.00%, 6/30/19	6,000	6,870
Pepsi Bottling Group, Inc., Series B 7.00%, 3/01/29	4,000	5,075
Procter & Gamble (The) Co. 5.55%, 3/05/37	8,000	8,973
Unilever Capital Corp. 5.90%, 11/15/32	20,000	22,879

		137,322

Energy — 0.3%
ConocoPhillips 5.90%, 10/15/32	30,000	33,845
Kinder Morgan Energy Partners LP 5.80%, 3/15/35	11,000	10,537
Petrobras International Finance Co. (Cayman Islands) 5.75%, 1/20/20	11,000	11,933
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	11,000	13,119
Suncor Energy, Inc. (Canada) 6.50%, 6/15/38	9,000	9,955

	Principal Amount	Value

Energy (Continued)
TransCanada PipeLines Ltd. (Canada) 7.625%, 1/15/39	$5,000	$6,512

		85,901

Financial — 0.7%
Allstate (The) Corp. 5.55%, 5/09/35	5,000	5,140
Bank of New York Mellon (The) Corp., Series G, MTN 4.60%, 1/15/20	25,000	27,125
Chubb Corp. 6.00%, 5/11/37	8,000	8,701
Citigroup, Inc. 8.125%, 7/15/39	25,000	30,491
Credit Suisse (USA), Inc. 7.125%, 7/15/32	25,000	30,383
General Electric Capital Corp., Series A, MTN 6.75%, 3/15/32	6,000	6,563
Goldman Sachs Group (The), Inc. 6.75%, 10/01/37	21,000	21,140
JPMorgan Chase Bank NA 5.875%, 6/13/16	25,000	27,987
Landwirtschaftliche Rentenbank, Series G, MTN (Germany) 5.00%, 11/08/16	8,000	9,254
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	16,000	16,686
Merrill Lynch & Co., Inc., MTN 6.875%, 4/25/18	4,000	4,401
PNC Funding Corp. 5.25%, 11/15/15	4,000	4,383
Principal Financial Group, Inc. 6.05%, 10/15/36	8,000	7,973
Travelers (The) Cos., Inc. 6.25%, 3/15/37 (b)	9,000	9,305

		209,532

Industrial — 0.2%
Burlington Northern Santa Fe LLC 6.15%, 5/01/37	7,000	7,781
CSX Corp. 6.00%, 10/01/36	8,000	8,484
Lockheed Martin Corp., Series B 6.15%, 9/01/36	5,000	5,673
Norfolk Southern Corp. 7.90%, 5/15/97	8,000	10,061
United Parcel Service, Inc. 6.20%, 1/15/38	7,000	8,351
United Technologies Corp. 6.125%, 7/15/38	7,000	8,194

		48,544

Technology — 0.1%
Dell, Inc. 5.875%, 6/15/19	8,000	9,035
Microsoft Corp. 4.20%, 6/01/19	8,000	8,718

		17,753

See Notes to Financial Statements.	34

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Principal Amount	Value

Utilities — 0.4%
Appalachian Power Co. 7.95%, 1/15/20	$9,000	$11,701
Florida Power & Light Co. 5.95%, 2/01/38	13,000	14,762
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	31,000	34,544
Oncor Electric Delivery Co. LLC 7.00%, 9/01/22	18,000	22,124
Pacific Gas & Electric Co. 6.05%, 3/01/34	17,000	18,815
6.25%, 3/01/39	18,000	20,636
Scana Corp., MTN 6.25%, 4/01/20	8,000	9,109
Southern California Edison Co. 6.05%, 3/15/39	5,000	5,749

		137,440

TOTAL CORPORATE BONDS (Cost $880,125)		910,347

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 1.8%
Federal Home Loan Mortgage Corp. — 0.2%
6.25%, 7/15/32	39,000	50,145

United States Treasury Bonds/ Notes — 1.6%
3.25%, 7/31/16	21,300	23,114
8.125%, 8/15/19	75,200	108,723
3.625%, 2/15/20	39,900	43,120
7.625%, 2/15/25	62,700	92,904
6.25%, 5/15/30	25,400	34,159
5.00%, 5/15/37	20,600	23,983
4.375%, 2/15/38	40,800	43,006
4.375%, 5/15/40	115,500	121,004

		490,013

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $517,916)		540,158

SOVEREIGN BONDS — 0.1%
Federative Republic of Brazil (Brazil) 7.125%, 1/20/37	13,000	16,088
Province of Quebec, Series PD (Canada) 7.50%, 9/15/29	6,000	8,477
United Mexican States (Mexico) 5.625%, 1/15/17	8,000	9,040

TOTAL SOVEREIGN BONDS (Cost $30,948)		33,605

TOTAL INVESTMENTS — 99.5% (Cost $31,185,740)		30,790,464
Other assets less liabilities — 0.5%		161,830

Net Assets — 100.0%		$30,952,294

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

(b) Variable Rate Coupon. Stated interest rate was in effect at November 30, 2010.

(c) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. See Note 5.

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2010 (Unaudited)

	Value	% of Net Assets
United States	$22,998,130	74.3%
United Kingdom	2,131,121	6.9
Japan	1,014,790	3.3
Switzerland	943,453	3.1
Germany	773,579	2.5
France	737,566	2.4
Australia	639,320	2.1
Spain	256,055	0.8
Netherlands Antilles	185,692	0.6
Netherlands	177,440	0.6
Ireland	160,350	0.5
Italy	158,079	0.5
Sweden	119,070	0.4
Canada	89,592	0.3
Israel	69,044	0.2
Denmark	58,829	0.2
Finland	53,275	0.2
Belgium	46,881	0.2
Luxembourg	45,355	0.1
Cayman Islands	44,225	0.1
Bermuda	36,313	0.1
Norway	27,177	0.1
Brazil	16,088	0.0
Mexico	9,040	0.0

TOTAL INVESTMENTS	30,790,464	99.5
Other assets less liabilities	161,830	0.5

NET ASSETS	$30,952,294	100.0%

See Notes to Financial Statements.	35

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

November 30, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 25.7%
Basic Materials — 1.6%
Air Liquide S.A. (France)	44	$5,166
Allied Nevada Gold Corp.*	225	6,017
Anglo American PLC (United Kingdom)	207	9,093
ArcelorMittal (Luxembourg)	139	4,394
BASF SE (Germany)	142	10,629
Bayer AG (Germany)	135	9,832
BHP Billiton Ltd. (Australia)	752	30,823
BHP Billiton PLC (United Kingdom)	353	12,562
Buckeye Technologies, Inc.	300	5,976
Coeur d’Alene Mines Corp.*	225	5,479
Dow Chemical (The) Co.	351	10,944
E.I. du Pont de Nemours & Co.	240	11,278
Freeport-McMoRan Copper & Gold, Inc.	150	15,197
Metals USA Holdings Corp.*	300	4,089
Newmont Mining Corp.	162	9,530
Potlatch Corp. REIT	90	2,851
Rio Tinto Ltd. (Australia)	129	10,171
Rio Tinto PLC (United Kingdom)	208	13,215
Rockwood Holdings, Inc.*	180	6,871
Sensient Technologies Corp.	127	4,314
Sherwin-Williams (The) Co.	187	13,869
Solutia, Inc.*	300	6,414
Syngenta AG (Switzerland)	17	4,742
Vulcan Materials Co.	225	9,027
Weyerhaeuser Co.	932	15,555
Xstrata PLC (United Kingdom)	517	10,403

		248,441

Communications — 2.8%
Acme Packet, Inc.*	150	7,347
ADTRAN, Inc.	150	4,671
Anixter International, Inc.	92	5,140
Arris Group, Inc.*	297	2,973
AT&T, Inc.	1,796	49,911
Calix, Inc.*	300	3,831
Cisco Systems, Inc.*	1,607	30,790
Comcast Corp., Class A	871	17,420
Corning, Inc.	485	8,565
Deutsche Telekom AG (Germany)	450	5,779
Digital River, Inc.*	91	3,351
Discovery Communications, Inc., Class A*	525	21,410
eResearch Technology, Inc.*	557	3,125
France Telecom S.A. (France)	299	6,072
Google, Inc., Class A*	88	48,901
GSI Commerce, Inc.*	150	3,578
Limelight Networks, Inc.*	749	5,318
News Corp., Class A	587	8,007
Nokia Corp. (Finland)	566	5,242
NTT DoCoMo, Inc. (Japan)	8	12,969
Orbitz Worldwide, Inc.*	824	4,499
Rackspace Hosting, Inc.*	249	7,263
Symantec Corp.*	1,274	21,404
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	1,088	11,224
Telefonica S.A. (Spain)	599	12,780
Thomson Reuters Corp. (Canada)	225	8,181

	Number of Shares	Value

Communications (Continued)
TIBCO Software, Inc.*	422	$8,288
Time Warner, Inc.	351	10,351
Verizon Communications, Inc.	910	29,129
Vivendi (France)	201	4,918
Vodafone Group PLC (United Kingdom)	8,089	20,250
Walt Disney (The) Co.	595	21,722
Windstream Corp.	749	9,767
Yahoo!, Inc.*	450	7,097

		431,273

Consumer, Cyclical — 2.8%
Alaska Air Group, Inc.*	75	4,125
Buckle (The), Inc.	123	4,692
Callaway Golf Co.	525	4,022
Carter’s, Inc.*	152	4,812
Casey’s General Stores, Inc.	118	4,690
Cinemark Holdings, Inc.	281	4,932
Coach, Inc.	525	29,683
Collective Brands, Inc.*	120	2,027
Columbia Sportswear Co.	135	7,511
CVS Caremark Corp.	432	13,392
Daimler AG (Germany)*	130	8,439
Dana Holding Corp.*	300	4,533
Deckers Outdoor Corp.*	75	5,768
Dillard’s, Inc., Class A	150	4,677
Dollar General Corp.*	599	19,671
Dress Barn (The), Inc.*	180	4,446
Exide Technologies*	599	4,900
Ford Motor Co.*	1,047	16,689
G&K Services, Inc., Class A	150	4,161
Hennes & Mauritz AB, Class B (Sweden)	154	5,199
Honda Motor Co. Ltd. (Japan)	258	9,270
JetBlue Airways Corp.*	635	4,312
Johnson Controls, Inc.	225	8,199
Jones Group (The), Inc.	225	3,047
K-Swiss, Inc., Class A*	300	3,756
La-Z-Boy, Inc.*	450	3,389
Liz Claiborne, Inc.*	824	6,023
Lowe’s Cos., Inc.	450	10,215
McDonald’s Corp.	321	25,134
Men’s Wearhouse (The), Inc.	112	3,194
Mitsubishi Corp. (Japan)	249	6,290
Mitsui & Co. Ltd. (Japan)	360	5,617
Nike, Inc., Class B	150	12,919
Nintendo Co. Ltd. (Japan)	16	4,341
Nissan Motor Co. Ltd. (Japan)	599	5,613
Nu Skin Enterprises, Inc., Class A	150	4,742
Owens & Minor, Inc.	165	4,661
Panasonic Corp. (Japan)	360	5,174
Penske Automotive Group, Inc.*	225	3,395
Polaris Industries, Inc.	75	5,451
Retail Ventures, Inc.*	375	6,150
Saks, Inc.*	375	4,178
Skechers U.S.A., Inc., Class A*	75	1,732
Sony Corp. (Japan)	169	5,993
Tenneco, Inc.*	150	5,469
Toyota Motor Corp. (Japan)	480	18,452

See Notes to Financial Statements.	36

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Under Armour, Inc., Class A*	150	$8,660
UniFirst Corp.	75	3,845
US Airways Group, Inc.*	375	4,185
Vail Resorts, Inc.*	135	6,113
Walgreen Co.	300	10,455
Wal-Mart Stores, Inc.	1,075	58,147
Warnaco Group (The), Inc.*	83	4,470
Watsco, Inc.	75	4,520
World Fuel Services Corp.	158	4,756

		440,236

Consumer, Non-cyclical — 5.0%
Abbott Laboratories	471	21,906
ABM Industries, Inc.	150	3,455
Accuray, Inc.*	525	3,140
Aetna, Inc.	674	19,965
Alcon, Inc. (Switzerland)	75	11,793
Amedisys, Inc.*	135	3,831
American Medical Systems Holdings, Inc.*	150	2,690
American Reprographics Co.*	450	3,164
AMERIGROUP Corp.*	136	5,852
Amgen, Inc.*	300	15,807
Anheuser-Busch InBev NV (Belgium)	112	6,112
AstraZeneca PLC (United Kingdom)	207	9,657
British American Tobacco PLC (United Kingdom)	279	10,126
Bruker Corp.*	444	6,846
Catalyst Health Solutions, Inc.*	120	5,150
CBIZ, Inc.*	524	3,154
Centene Corp.*	150	3,488
Coca-Cola (The) Co.	696	43,967
DANONE S.A. (France)	130	7,636
Diageo PLC (United Kingdom)	378	6,734
Ennis, Inc.	225	3,841
Fresh Del Monte Produce, Inc. (Cayman Islands)	120	2,635
GlaxoSmithKline PLC (United Kingdom)	1,161	21,914
HEALTHSOUTH Corp.*	225	4,050
Heidrick & Struggles International, Inc.	187	3,884
HMS Holdings Corp.*	75	4,726
Hospira, Inc.*	300	16,878
Johnson & Johnson	836	51,455
Kraft Foods, Inc., Class A	406	12,282
Lancaster Colony Corp.	64	3,332
Live Nation Entertainment, Inc.*	450	4,842
Magellan Health Services, Inc.*	103	5,016
Masimo Corp.	225	6,943
MasterCard, Inc., Class A	35	8,296
Medifast, Inc.*	150	3,654
Merck & Co., Inc.	974	33,574
Molson Coors Brewing Co., Class B	300	14,295
Nestle S.A. (Switzerland)	679	37,162
Novartis AG (Switzerland)	363	19,394
Novo Nordisk A/S, Class B (Denmark)	79	7,837
Pfizer, Inc.	2,410	39,259
Philip Morris International, Inc.	563	32,029
Procter & Gamble (The) Co.	845	51,604
Reckitt Benckiser Group PLC (United Kingdom)	75	3,971

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Roche Holding AG (Switzerland)	164	$22,674
Rollins, Inc.	220	5,944
Ruddick Corp.	128	4,705
Safeway, Inc.	680	15,633
Salix Pharmaceuticals Ltd.*	150	6,698
Sanofi-Aventis (France)	168	10,187
Seaboard Corp.	3	5,586
Sirona Dental Systems, Inc.*	120	4,535
SonoSite, Inc.*	150	4,557
Sotheby’s	150	6,017
STERIS Corp.	157	5,402
Takeda Pharmaceutical Co. Ltd. (Japan)	160	7,430
Tejon Ranch Co.*	150	3,629
Tesco PLC (United Kingdom)	1,246	8,039
Teva Pharmaceutical Industries Ltd. (Israel)	187	9,536
TreeHouse Foods, Inc.*	75	3,726
Unilever NV (Netherlands)	246	6,959
Unilever PLC (United Kingdom)	197	5,452
UnitedHealth Group, Inc.	339	12,380
Visa, Inc., Class A	222	16,395
WellCare Health Plans, Inc.*	120	3,378
WellPoint, Inc.*	150	8,361
Woolworths Ltd. (Australia)	321	8,251

		772,820

Diversified — 0.0% (a)
LVMH Moet Hennessy Louis Vuitton S.A. (France)	46	6,997

Energy — 3.0%
American Oil & Gas, Inc.*	524	5,041
Berry Petroleum Co., Class A	75	2,858
BG Group PLC (United Kingdom)	1,026	18,559
Bill Barrett Corp.*	122	4,691
BP PLC (United Kingdom)	4,485	29,751
Brigham Exploration Co.*	225	5,659
CARBO Ceramics, Inc.	75	7,286
Chevron Corp.	596	48,258
Complete Production Services, Inc.*	150	4,268
ConocoPhillips	426	25,632
Delek US Holdings, Inc.	525	3,738
Devon Energy Corp.	150	10,586
Dril-Quip, Inc.*	75	5,808
ENI S.p.A (Italy)	414	8,353
Exxon Mobil Corp.	1,531	106,497
Helix Energy Solutions Group, Inc.*	300	4,209
Hornbeck Offshore Services, Inc.*	225	4,961
Key Energy Services, Inc.*	300	3,090
Occidental Petroleum Corp.	243	21,425
Peabody Energy Corp.	443	26,053
Royal Dutch Shell PLC, Class A (United Kingdom)	595	17,939
Royal Dutch Shell PLC, Class B (United Kingdom)	459	13,639
RPC, Inc.	187	5,479
Schlumberger Ltd. (Netherlands Antilles)	333	25,754
Southwestern Energy Co.*	134	4,851
Statoil ASA (Norway)	244	4,837

See Notes to Financial Statements.	37

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Total S.A. (France)	350	$17,001
Williams (The) Cos., Inc.	974	22,217
Woodside Petroleum Ltd. (Australia)	88	3,540

		461,980

Financial — 4.8%
Alexander’s, Inc. REIT	13	5,011
Allianz SE (Germany)	73	8,030
American Campus Communities, Inc. REIT	64	2,012
American Capital Ltd.*	749	5,385
American Express Co.	375	16,208
Apollo Investment Corp.	450	4,752
Ashford Hospitality Trust, Inc. REIT*	450	4,230
Associated Estates Realty Corp. REIT	225	3,364
Australia & New Zealand Banking Group Ltd. (Australia)	668	14,517
AXA S.A. (France)	240	3,455
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	492	4,533
Banco Santander S.A. (Spain)	1,056	10,035
Bank of America Corp.	2,789	30,540
Barclays PLC (United Kingdom)	2,950	11,768
Berkshire Hathaway, Inc., Class B*	778	61,991
BioMed Realty Trust, Inc. REIT	225	3,967
BNP Paribas (France)	128	7,598
Boston Properties, Inc. REIT	225	18,855
CBL & Associates Properties, Inc. REIT	300	4,950
Charles Schwab (The) Corp.	351	5,276
Citigroup, Inc.*	8,394	35,255
Commonwealth Bank of Australia (Australia)	368	17,039
Community Trust Bancorp, Inc.	150	4,127
Credit Acceptance Corp.*	75	4,655
Credit Suisse Group AG (Switzerland)	139	5,166
Deutsche Bank AG (Germany) (b)	85	4,049
Entertainment Properties Trust REIT	75	3,473
Equity Lifestyle Properties, Inc. REIT	75	4,041
Equity One, Inc. REIT	230	3,981
Equity Residential REIT	75	3,749
Evercore Partners, Inc., Class A	150	4,527
FirstMerit Corp.	325	5,663
Franklin Resources, Inc.	76	8,671
Goldman Sachs Group (The), Inc.	64	9,993
Highwoods Properties, Inc. REIT	145	4,424
Home Properties, Inc. REIT	75	4,019
HSBC Holdings PLC (United Kingdom)	3,503	35,366
ING Groep NV (Netherlands)*	901	7,978
Investors Bancorp, Inc.*	300	3,675
JPMorgan Chase & Co.	1,131	42,276
Kilroy Realty Corp. REIT	150	5,118
LaSalle Hotel Properties REIT	150	3,570
Lloyds Banking Group PLC (United Kingdom)*	8,217	7,731
M&T Bank Corp.	225	17,316
MFA Financial, Inc. REIT	581	4,735
Mid-America Apartment Communities, Inc. REIT	60	3,682
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,936	9,152
Mizuho Financial Group, Inc. (Japan)	3,180	5,049
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	33	4,596

	Number of Shares	Value

Financial (Continued)
National Australia Bank Ltd. (Australia)	273	$6,140
National Interstate Corp.	150	3,098
National Retail Properties, Inc. REIT	210	5,462
Nomura Holdings, Inc. (Japan)	1,424	8,193
Nordea Bank AB (Sweden)	471	4,692
Northern Trust Corp.	369	18,561
OMEGA Healthcare Investors, Inc. REIT	219	4,623
Pebblebrook Hotel Trust REIT*	150	2,811
Platinum Underwriters Holdings Ltd. (Bermuda)	112	4,842
ProAssurance Corp.*	76	4,501
Prosperity Bancshares, Inc.	101	3,287
Public Storage REIT	75	7,245
Signature Bank*	75	3,296
Simon Property Group, Inc. REIT	82	8,077
Societe Generale (France)	75	3,486
Standard Chartered PLC (United Kingdom)	301	8,114
Sumitomo Mitsui Financial Group, Inc. (Japan)	132	4,048
SVB Financial Group*	75	3,370
T. Rowe Price Group, Inc.	450	26,248
Tanger Factory Outlet Centers, Inc. REIT	105	5,038
Tower Group, Inc.	150	3,858
Travelers (The) Cos., Inc.	150	8,099
UBS AG (Switzerland)*	522	7,872
UMB Financial Corp.	85	3,171
UniCredit S.p.A (Italy)	5,194	10,081
Universal Health Realty Income Trust REIT	75	2,630
US. Bancorp	599	14,244
Washington Real Estate Investment Trust REIT	154	4,725
Webster Financial Corp.	150	2,475
Wells Fargo & Co.	1,599	43,508
Westamerica Bancorporation	65	3,177
Westpac Banking Corp. (Australia)	394	8,075
Zurich Financial Services AG (Switzerland)	23	5,153

		751,753

Industrial — 2.8%
AAON, Inc.	150	3,848
ABB Ltd. (Switzerland)*	360	7,025
Acuity Brands, Inc.	75	4,040
BAE Systems PLC (United Kingdom)	611	3,143
Baldor Electric Co.	121	7,660
Benchmark Electronics, Inc.*	225	3,616
Boeing (The) Co.	225	14,348
Brady Corp., Class A	150	4,640
Cascade Corp.	75	2,739
Caterpillar, Inc.	163	13,790
CLARCOR, Inc.	124	5,048
Clean Harbors, Inc.*	75	5,554
East Japan Railway Co. (Japan)	120	7,162
Eaton Corp.	285	27,473
EMCOR Group, Inc.*	97	2,600
Emerson Electric Co.	227	12,500
EnerSys*	75	2,264
Fanuc Corp. (Japan)	60	8,588
FedEx Corp.	75	6,834
General Dynamics Corp.	124	8,195
General Electric Co.	3,193	50,545
GrafTech International Ltd.*	300	5,880

See Notes to Financial Statements.	38

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Hexcel Corp.*	225	$3,859
Ingersoll-Rand PLC (Ireland)	525	21,525
Kaydon Corp.	75	2,624
Knight Transportation, Inc.	346	6,671
Koninklijke Philips Electronics NV (Netherlands)	188	5,088
Lindsay Corp.	75	4,428
Metabolix, Inc.*	225	2,304
Moog, Inc., Class A*	75	2,765
Nordson Corp.	75	5,957
Parker Hannifin Corp.	300	24,069
Republic Services, Inc.	653	18,375
Rock-Tenn Co., Class A	94	5,084
Schneider Electric S.A. (France)	37	5,209
Siemens AG (Germany)	142	15,581
Silgan Holdings, Inc.	189	6,472
Simpson Manufacturing Co., Inc.	150	3,880
Sun Hydraulics Corp.	150	4,674
Thermo Fisher Scientific, Inc.*	150	7,629
Toshiba Corp. (Japan)	1,499	7,802
TriMas Corp.*	300	5,985
Union Pacific Corp.	151	13,607
United Parcel Service, Inc., Class B	308	21,600
United Technologies Corp.	248	18,667
Vinci S.A. (France)	71	3,447
Woodward Governor Co.	150	5,063
Worthington Industries, Inc.	150	2,403

		432,260

Technology — 2.3%
Apple, Inc.*	252	78,409
Applied Materials, Inc.	375	4,661
CACI International, Inc., Class A*	75	3,775
Compellent Technologies, Inc.*	300	7,800
Concur Technologies, Inc.*	120	6,145
EMC Corp.*	597	12,830
Intel Corp.	1,574	33,244
International Business Machines Corp.	375	53,047
Jack Henry & Associates, Inc.	202	5,523
JDA Software Group, Inc.*	75	1,980
Mentor Graphics Corp.*	300	3,374
Microsoft Corp.	2,502	63,076
Netlogic Microsystems, Inc.*	150	4,680
Parametric Technology Corp.*	294	6,297
Quality Systems, Inc.	76	4,901
Quest Software, Inc.*	231	5,844
Riverbed Technology, Inc.*	322	10,919
SAP AG (Germany)	151	7,065
SRA International, Inc., Class A*	112	2,197
TriQuint Semiconductor, Inc.*	375	4,466
Ultratech, Inc.*	225	4,133
VeriFone Systems, Inc.*	150	5,213
Xerox Corp.	2,248	25,762

		355,341

Utilities — 0.6%
Cleco Corp.	150	4,550
E.ON AG (Germany)	309	8,891
ENEL S.p.A (Italy)	816	3,845

	Number of Shares	Value

Utilities (Continued)
GDF Suez (France)	185	$6,153
National Fuel Gas Co.	150	9,504
Nicor, Inc.	111	4,801
Piedmont Natural Gas Co., Inc.	177	5,236
RWE AG (Germany)	186	11,612
Sempra Energy	375	18,784
Southern Co.	232	8,751
Tokyo Electric Power (The) Co., Inc. (Japan)	180	4,190
WGL Holdings, Inc.	121	4,387

		90,704

TOTAL COMMON STOCKS (Cost $3,813,176)		3,991,805

	Principal Amount	Value

CORPORATE BONDS — 9.7%
Basic Materials — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$22,000	23,871

Communications — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	20,000	22,335
Telefonica Emisiones SAU (Spain) 4.949%, 1/15/15	18,000	19,142

		41,477

Consumer, Cyclical — 0.2%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	29,000	31,547

Consumer, Non-Cyclical — 0.5%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	17,000	19,368
UnitedHealth Group, Inc. 4.875%, 3/15/15	29,000	31,675
Wyeth 5.50%, 2/01/14	26,000	29,364

		80,407

Energy — 0.2%
Apache Corp. 5.25%, 4/15/13	20,000	21,889
BP Capital Markets PLC (United Kingdom) 3.875%, 3/10/15	13,000	13,547

		35,436

Financial — 7.1%
Bank of America Corp., MTN 3.125%, 6/15/12	108,000	112,336
Bank of America Corp. 4.875%, 1/15/13	47,000	49,380
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	52,000	56,618
Berkshire Hathaway, Inc. 3.20%, 2/11/15	37,000	38,825

See Notes to Financial Statements.	39

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

	Principal Amount	Value

Financial (Continued)
Boeing Capital Corp. 5.80%, 1/15/13	$29,000	$31,877
Boston Properties LP 6.25%, 1/15/13	29,000	31,761
Citigroup, Inc. 6.00%, 2/21/12	59,000	61,998
General Electric Capital Corp., Series A, MTN 5.875%, 2/15/12	14,000	14,783
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	59,000	63,661
HSBC Finance Corp. 6.375%, 11/27/12	77,000	83,783
John Deere Capital Corp. 7.00%, 3/15/12	44,000	47,541
JPMorgan Chase & Co. 5.75%, 1/02/13	14,000	15,209
JPMorgan Chase Bank NA 5.875%, 6/13/16	70,000	78,362
KFW (Germany) 3.25%, 10/14/11	119,000	122,070
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	23,000	23,986
MetLife, Inc. 5.00%, 6/15/15	48,000	52,737
Morgan Stanley 5.30%, 3/01/13	64,000	68,742
National Rural Utilities Cooperative Finance Corp., Series C, MTN 7.25%, 3/01/12	17,000	18,336
PNC Funding Corp. 5.25%, 11/15/15	24,000	26,299
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	6,000	6,576
Simon Property Group LP 5.10%, 6/15/15	18,000	20,006
Wachovia Corp. 5.25%, 8/01/14	44,000	47,389
Wells Fargo & Co. 4.875%, 1/12/11	38,000	38,186

		1,110,461

Government — 0.7%
European Investment Bank (Supranational) 4.625%, 5/15/14	83,000	92,525

Technology — 0.2%
Hewlett-Packard Co. 6.125%, 3/01/14	26,000	29,722

Utilities — 0.4%
Dominion Resources, Inc., Series C 5.15%, 7/15/15	56,000	63,376

TOTAL CORPORATE BONDS (Cost $1,441,320)		1,508,822

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 63.3%
Federal Home Loan Mortgage Corp. — 3.2%
3.25%, 2/25/11	$299,000	$301,073
4.875%, 11/18/11	20,000	20,848
4.50%, 1/15/13	164,000	177,355

		499,276

Federal National Mortgage Association — 2.3%
2.625%, 11/20/14	341,000	359,303

United States Treasury Bonds/Notes — 57.8%
5.00%, 2/15/11	888,200	897,151
4.875%, 4/30/11	731,200	745,424
4.875%, 5/31/11	811,700	830,534
5.125%, 6/30/11	329,400	338,793
4.875%, 7/31/11	1,056,700	1,089,309
4.625%, 8/31/11	74,800	77,237
4.50%, 11/30/11	550,800	573,822
4.625%, 2/29/12	513,300	540,730
1.375%, 5/15/12	158,700	161,025
4.75%, 5/31/12	355,800	379,094
4.25%, 9/30/12	786,900	842,014
3.625%, 12/31/12	576,300	614,390
2.875%, 1/31/13	635,500	668,715
3.375%, 7/31/13	446,000	479,067
4.75%, 5/15/14	657,500	744,516

		8,981,821

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,752,425)		9,840,400

SOVEREIGN BONDS — 0.4%
Province of Ontario, Series G, MTN (Canada) 2.625%, 1/20/12	22,000	22,527
Province of Ontario (Canada) 2.95%, 2/05/15	15,000	15,778
Republic of Italy, Series DTC (Italy) 6.00%, 2/22/11	26,000	26,283

TOTAL SOVEREIGN BONDS (Cost $64,254)		64,588

TOTAL INVESTMENTS — 99.1%
(Cost $15,071,175)		15,405,615
Other assets less liabilities — 0.9%		142,606

NET ASSETS — 100.0%		$15,548,221

See Notes to Financial Statements.	40

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

November 30, 2010 (Unaudited)

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

(b) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. See Note 5.

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2010 (Unaudited)

	Value	% of Net Assets
United States	$14,044,718	90.3%
United Kingdom	290,973	1.9
Germany	216,573	1.4
Japan	135,333	0.9
Australia	122,427	0.8
Switzerland	120,981	0.8
Supranational	92,525	0.6
France	87,325	0.6
Italy	48,562	0.3
Spain	46,490	0.3
Canada	46,486	0.3
Netherlands	39,393	0.3
Netherlands Antilles	25,754	0.2
Ireland	21,525	0.1
Sweden	21,115	0.1
Israel	9,536	0.1
Denmark	7,837	0.1
Belgium	6,112	0.0
Finland	5,242	0.0
Bermuda	4,842	0.0
Norway	4,837	0.0
Luxembourg	4,394	0.0
Cayman Islands	2,635	0.0

TOTAL INVESTMENTS	15,405,615	99.1
Other assets less liabilities	142,606	0.9

NET ASSETS	$15,548,221	100.0%

See Notes to Financial Statements.	41

TDX Independence Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2010 (Unaudited)

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
ASSETS:
Investments at fair value	$14,303,455	$39,887,817	$35,722,053
Investments in Affiliates at fair value (See Note 5)	—	220,611	43,731
Cash	24,891	192,055	74,284
Foreign currency at value	5,536	25,776	33,634
Receivables:
Investment securities sold	4,761,602	—	—
Interest and dividends	125,061	220,115	154,664
From investment advisor	42,663	68,442	54,772
Prepaid expenses	6,762	6,763	6,763
Foreign tax reclaim	2,402	18,130	21,096
Other assets	—	—	158

Total Assets	$19,272,372	$40,639,709	$36,111,155

LIABILITIES:
Payables:
Capital shares redeemed	$4,801,447	$—	$—
Investment securities purchased	—	166,852	93,064
Investment advisory fees	4,787	10,023	8,868
Investment sub-advisory fees	26,330	55,125	48,772
Accrued expenses and other liabilities	19,618	23,875	19,018

Total Liabilities	4,852,182	255,875	169,722

NET ASSETS	$14,420,190	$40,383,834	$35,941,433

NET ASSETS CONSIST OF:
Paid-in capital	$15,608,625	$44,596,983	$42,659,711
Undistributed net investment income	345,346	860,390	658,272
Accumulated net realized loss on investments and foreign currency transactions	(1,842,148)	(6,118,610)	(8,046,092)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	308,367	1,045,071	669,542

NET ASSETS	$14,420,190	$40,383,834	$35,941,433

Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	600,800	1,800,800	1,800,800

NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$24.00	$22.43	$19.96

Investments at cost	$13,995,113	$39,062,859	$35,095,599

Foreign currency at cost	$5,585	$26,519	$34,440

See Notes to Financial Statements.	42

TDX Independence Funds, Inc.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
ASSETS:
Investments at fair value	$30,732,346	$15,401,566
Investments in Affiliate at fair value (See Note 5)	58,118	4,049
Cash	28,355	100,387
Foreign currency at value	35,165	8,135
Receivables:
Investment securities sold	—	5,134,584
Interest and dividends	88,887	143,655
From investment advisor	51,499	43,079
Prepaid expenses	6,763	6,763
Foreign tax reclaim	22,132	991
Other assets	—	—

Total Assets	$31,023,265	$20,843,209

LIABILITIES:
Payables:
Capital shares redeemed	$—	$5,180,561
Investment securities purchased	—	60,602
Investment advisory fees	7,835	5,149
Investment sub-advisory fees	43,092	28,318
Accrued expenses and other liabilities	20,044	20,358

Total Liabilities	70,971	5,294,988

NET ASSETS	$30,952,294	$15,548,221

NET ASSETS CONSIST OF:
Paid-in capital	$39,391,734	$15,369,899
Undistributed net investment income	530,227	201,083
Accumulated net realized loss on investments and foreign currency transactions	(8,573,857)	(357,010)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(395,810)	334,249

NET ASSETS	$30,952,294	$15,548,221

Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	1,600,800	600,800

NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$19.34	$25.88

Investments at cost	$31,185,740	$15,071,175

Foreign currency at cost	$36,031	$8,296

See Notes to Financial Statements.	43

TDX Independence Funds, Inc.

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2010 (Unaudited)

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Unaffiliated interest income*	$186,029	$279,276	$134,565
Affiliated interest income	4,772	—	—
Unaffiliated dividend income**	31,782	256,076	293,196

Total investment income	222,583	535,352	427,761

EXPENSES:
Professional fees	46,678	81,502	61,853
Sub-advisory fees	40,620	88,271	72,356
Advisory fees	21,217	45,332	39,256
Insurance	13,344	13,344	13,344
Directors	13,087	28,571	23,485
Printing	11,730	24,318	19,751
Listing fees	9,030	9,030	9,030
Compliance	4,547	18,133	16,292
Other expenses	2,557	5,376	4,362

Total Expenses	162,810	313,877	259,729
Less fees waived:
Sub-advisory fees	40,620	88,271	72,356
Other fees and expenses assumed by the Sub-Advisor	36,579	54,464	46,915
Advisory fees	21,217	37,421	28,728
Other fees and expenses assumed by the Advisor	2,439	—	—

Net Expenses	61,955	133,721	111,730

Net Investment Income	160,628	401,631	316,031

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from:
Investments	(26,345)	192,708	(140,466)
In-kind redemptions	216,817	360,837	—
Foreign currency transactions	1,044	2,438	1,163

Net realized gain (loss)	191,516	555,983	(139,303)
Net change in unrealized appreciation (depreciation) on:
Investments	258,416	2,259,076	3,023,005
Foreign currency translation	636	1,479	1,978

Net change in unrealized appreciation (depreciation)	259,052	2,260,555	3,024,983

Net realized and unrealized gain	450,568	2,816,538	2,885,680

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$611,196	$3,218,169	$3,201,711

* Foreign taxes withheld	$229	$1,601	$56
** Foreign taxes withheld	$890	$5,115	$6,129

See Notes to Financial Statements.	44

TDX Independence Funds, Inc.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Unaffiliated interest income*	$35,091	$114,781
Affiliated interest income	—	—
Unaffiliated dividend income**	309,502	50,711

Total investment income	344,593	165,492

EXPENSES:
Professional fees	62,059	47,161
Sub-advisory fees	67,816	43,624
Advisory fees	34,843	22,847
Insurance	13,344	13,344
Directors	21,852	14,073
Printing	18,243	12,621
Listing fees	9,030	9,030
Compliance	13,794	5,566
Other expenses	4,304	2,855

Total Expenses	245,285	171,121
Less fees waived:
Sub-advisory fees	67,816	43,625
Other fees and expenses assumed by the Sub-Advisor	48,530	37,662
Advisory fees	26,163	22,847
Other fees and expenses assumed by the Advisor	—	398

Net Expenses	102,776	66,589

Net Investment Income	241,817	98,903

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from:
Investments	(378,198)	119,246
In-kind redemptions	423,726	273,866
Foreign currency transactions	2,242	654

Net realized gain (loss)	47,770	393,766
Net change in unrealized appreciation (depreciation) on:
Investments	2,909,266	161,781
Foreign currency translation	1,754	316

Net change in unrealized appreciation (depreciation)	2,911,020	162,097

Net realized and unrealized gain	2,958,790	555,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,200,607	$654,766

* Foreign taxes withheld	$—	$47
** Foreign taxes withheld	$6,635	$1,181

See Notes to Financial Statements.	45

TDX Independence Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income	$160,628	$496,404	$401,631	$1,050,824
Net realized gain (loss)	191,516	(326,952)	555,983	(2,615,663)
Net change in unrealized appreciation (depreciation)	259,052	1,461,160	2,260,555	6,963,931

Net increase resulting from operations	611,196	1,630,612	3,218,169	5,399,092

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(508,513)	—	(1,045,885)

Total distributions	—	(508,513)	—	(1,045,885)

FUND SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,422,360	—	4,016,000
Value of shares redeemed	(4,801,448)	(4,626,618)	(4,239,091)	(4,106,764)

Net decrease resulting from fund share transactions	(4,801,448)	(204,258)	(4,239,091)	(90,764)

Total increase (decrease) in Net Assets	(4,190,252)	917,841	(1,020,922)	4,262,443

NET ASSETS:
Beginning of period	18,610,442	17,692,601	41,404,756	37,142,313

End of period	$14,420,190	$18,610,442	$40,383,834	$41,404,756

Undistributed net investment income	$345,346	$184,718	$860,390	$458,759

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,800	800,800	2,000,800	2,000,800
Shares sold	—	200,000	—	200,000
Shares redeemed	(200,000)	(200,000)	(200,000)	(200,000)

Shares outstanding, end of period	600,800	800,800	1,800,800	2,000,800

See Notes to Financial Statements.	46

TDX Independence Funds, Inc.

	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income	$316,031	$710,015	$241,817	$586,219
Net realized gain (loss)	(139,303)	(3,046,383)	47,770	(3,933,873)
Net change in unrealized appreciation (depreciation)	3,024,983	7,239,741	2,911,020	7,994,825

Net increase resulting from operations	3,201,711	4,903,373	3,200,607	4,647,171

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(663,238)	—	(547,621)

Total distributions	—	(663,238)	—	(547,621)

FUND SHARE TRANSACTIONS:
Proceeds from shares sold	—	3,506,540	—	3,459,736
Value of shares redeemed	—	(3,944,243)	(3,725,058)	(3,733,659)

Net decrease resulting from fund share transactions	—	(437,703)	(3,725,058)	(273,923)

Total increase (decrease) in Net Assets	3,201,711	3,802,432	(524,451)	3,825,627

NET ASSETS:
Beginning of period	32,739,722	28,937,290	31,476,745	27,651,118

End of period	$35,941,433	$32,739,722	$30,952,294	$31,476,745

Undistributed net investment income	$658,272	$342,241	$530,227	$288,410

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,800,800	1,800,800	1,800,800	1,800,800
Shares sold	—	200,000	—	200,000
Shares redeemed	—	(200,000)	(200,000)	(200,000)

Shares outstanding, end of period	1,800,800	1,800,800	1,600,800	1,800,800

See Notes to Financial Statements.	47

TDX Independence Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income	$98,903	$314,849
Net realized gain (loss)	393,766	89,867
Net change in unrealized appreciation (depreciation)	162,097	696,320

Net increase resulting from operations	654,766	1,101,036

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(344,219)

Total distributions	—	(344,219)

FUND SHARE TRANSACTIONS:
Proceeds from shares sold	—	—
Value of shares redeemed	(5,180,562)	(5,083,124)

Net decrease resulting from fund share transactions	(5,180,562)	(5,083,124)

Total increase (decrease) in Net Assets	(4,525,796)	(4,326,307)

NET ASSETS:
Beginning of period	20,074,017	24,400,324

End of period	$15,548,221	$20,074,017

Undistributed net investment income	$201,083	$102,180

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,800	1,000,800
Shares sold	—	—
Shares redeemed	(200,000)	(200,000)

Shares outstanding, end of period	600,800	800,800

See Notes to Financial Statements.	48

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	For the Six Months Ended November 30, 2010 (Unaudited)		For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$23.24		$22.09	$24.93		$25.39

Income from Investment Operations:
Net investment income**	0.21		0.55	0.69		0.55
Net realized and unrealized gain (loss) **	0.55		1.11	(2.67)		(0.80)

Total from investment operations	0.76		1.66	(1.98)		(0.25)

Distributions paid to shareholders from:
Net investment income	—		(0.51)	(0.86)		(0.18)
Net realized capital gains	—		—	—		(0.03)

Total distributions	—		(0.51)	(0.86)		(0.21)

Net Asset Value, end of period	$24.00		$23.24	$22.09		$24.93

TOTAL RETURN***	3.27%		7.51%	(7.87)%		(0.99)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000’s omitted)	$14,420		$18,610	$17,693		$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%		0.65%†
Expenses, prior to expense reimbursements	1.71	%†	2.10%	1.70%		1.55%†
Net investment income	1.69	%†	2.32%	3.09%		3.33%†
Portfolio turnover rate††	56%		51%	54%		22%

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	For the Six Months Ended November 30, 2010 (Unaudited)		For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$20.69		$18.56	$24.18		$25.52

Income from Investment Operations:
Net investment income**	0.21		0.51	0.61		0.44
Net realized and unrealized gain (loss) **	1.53		2.10	(5.64)		(1.67)

Total from investment operations	1.74		2.61	(5.03)		(1.23)

Distributions paid to shareholders from:
Net investment income	—		(0.48)	(0.59)		(0.10)
Net realized capital gains	—		—	(0.00	)(a)	(0.01)

Total distributions	—		(0.48)	(0.59)		(0.11)

Net Asset Value, end of period	$22.43		$20.69	$18.56		$24.18

TOTAL RETURN***	8.41%		13.99%	(20.73)%		(4.82)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000’s omitted)	$40,384		$41,405	$37,142		$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%		0.65%†
Expenses, prior to expense reimbursements	1.53	%†	1.90%	1.60%		1.32%†
Net investment income	1.95	%†	2.43%	3.17%		2.69%†
Portfolio turnover rate††	43%		37%	64%		20%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01.

See Notes to Financial Statements.	49

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

For a Share outstanding throughout each period

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND	For the Six Months Ended November 30, 2010 (Unaudited)		For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$18.18		$16.07	$23.57	$25.60

Income from Investment Operations:
Net investment income**	0.18		0.37	0.44	0.35
Net realized and unrealized gain (loss) **	1.60		2.07	(7.54)	(2.29)

Total from investment operations	1.78		2.44	(7.10)	(1.94)

Distributions paid to shareholders from:
Net investment income	—		(0.33)	(0.40)	(0.08)
Net realized capital gains	—		—	—	(0.01)

Total distributions	—		(0.33)	(0.40)	(0.09)

Net Asset Value, end of period	$19.96		$18.18	$16.07	$23.57

TOTAL RETURN***	9.79%		15.13%	(30.08)%	(7.59)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000’s omitted)	$35,941		$32,740	$28,937	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65	%†
Expenses, prior to expense reimbursements	1.51	%†	1.95%	1.62%	1.38	%†
Net investment income	1.84	%†	2.01%	2.52%	2.13	%†
Portfolio turnover rate††	37%		42%	64%	13%

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	For the Six Months Ended November 30, 2010 (Unaudited)		For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$17.48		$15.35	$23.49	$25.64

Income from Investment Operations:
Net investment income**	0.14		0.32	0.37	0.29
Net realized and unrealized gain (loss) **	1.72		2.08	(8.15)	(2.38)

Total from investment operations	1.86		2.40	(7.78)	(2.09)

Distributions paid to shareholders from:
Net investment income	—		(0.27)	(0.36)	(0.06)
Net realized capital gains	—		—	—	(0.00	)(a)

Total distributions	—		(0.27)	(0.36)	(0.06)

Net Asset Value, end of period	$19.34		$17.48	$15.35	$23.49

TOTAL RETURN***	10.64%		15.59%	(33.03)%	8.14%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000’s omitted)	$30,952		$31,477	$27,651	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65	%†
Expenses, prior to expense reimbursements	1.55	%†	1.97%	1.65%	1.36	%†
Net investment income	1.53	%†	1.79%	2.21%	1.89	%†
Portfolio turnover rate††	34%		38%	56%	10%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01.

See Notes to Financial Statements.	50

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

For a Share outstanding throughout each period

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND	For the Six Months Ended November 30, 2010 (Unaudited)		For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$25.07		$24.38	$25.46		$25.08

Income from Investment Operations:
Net investment income**	0.13		0.33	0.47		0.43
Net realized and unrealized gain (loss) **	0.68		0.70	(0.96)		0.10

Total from investment operations	0.81		1.03	(0.49)		0.53

Distributions paid to shareholders from:
Net investment income	—		(0.34)	(0.59)		(0.15)
Net realized capital gains	—		—	(0.00	)(a)	(0.00	)(a)

Total distributions	—		(0.34)	(0.59)		(0.15)

Net Asset Value, end of period	$25.88		$25.07	$24.38		$25.46

TOTAL RETURN***	3.23%		4.23%	(1.87)%		(2.12)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000’s omitted)	$15,548		$20,074	$24,400		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%		0.65	%†
Expenses, prior to expense reimbursements	1.67	%†	2.06%	1.57%		1.61	%†
Net investment income	0.97	%†	1.30%	1.91%		2.62	%†
Portfolio turnover rate††	33%		42%	75%		21%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01.

See Notes to Financial Statements.	51

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

TDX Independence Funds, Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of November 30, 2010, the following five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds,” or “TDX Independence Exchange-Traded Funds”) were in operation and trading:

TDX Independence 2010 Exchange-Traded Fund	“Independence 2010 ETF”
TDX Independence 2020 Exchange-Traded Fund	“Independence 2020 ETF”
TDX Independence 2030 Exchange-Traded Fund	“Independence 2030 ETF”
TDX Independence 2040 Exchange-Traded Fund	“Independence 2040 ETF”
TDX Independence In-Target Exchange-Traded Fund	“Independence In-Target ETF”

DBX Strategic Advisors LLC (“DBX” or the “Advisor”) (formerly, XShares Advisors LLC) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares, known as TDX Independence Target Date Shares that are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income which include cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial papers, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the TDX Independence Exchange-Traded Funds are:

Fund	Underlying Index
Independence 2010 ETF	Zacks 2010 Lifecycle Index
Independence 2020 ETF	Zacks 2020 Lifecycle Index
Independence 2030 ETF	Zacks 2030 Lifecycle Index
Independence 2040 ETF	Zacks 2040 Lifecycle Index
Independence In-Target ETF	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Investments are valued at fair value. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Directors. The Board of Directors has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There were no securities classified as Level 3 during the six month period ended November 30, 2010.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The following is a summary of the inputs used as of November 30, 2010 in valuing each Fund’s assets at fair value:

	Level 1	Level 2	Level 3	Fair Value at 11/30/2010
Independence 2010 ETF
Investments in Securities
Common Stocks	$2,088,243	$—	$—	$2,088,243
Corporate Bonds	—	2,496,341	—	2,496,341
United States Government & Agencies Obligations	—	9,483,959	—	9,483,959
Sovereign Bonds	—	234,912	—	234,912

Total Investments	$2,088,243	$12,215,212	$—	$14,303,455

Independence 2020 ETF
Investments in Securities
Common Stocks	$24,238,867	$—	$—	$24,238,867
Corporate Bonds	—	9,326,087	—	9,326,087
United States Government & Agencies Obligations	—	6,285,173	—	6,285,173
Sovereign Bonds	—	258,301	—	258,301

Total Investments	$24,238,867	$15,869,561	$—	$40,108,428

Independence 2030 ETF
Investments in Securities
Common Stocks	$29,674,768	$—	$—	$29,674,768
Corporate Bonds	—	4,564,222	—	4,564,222
United States Government & Agencies Obligations	—	1,266,850	—	1,266,850
Sovereign Bonds	—	259,944	—	259,944

Total Investments	$29,674,768	$6,091,016	$—	$35,765,784

Independence 2040 ETF
Investments in Securities
Common Stocks	$29,306,354	$—	$—	$29,306,354
Corporate Bonds	—	910,347	—	910,347
United States Government & Agencies Obligations	—	540,158	—	540,158
Sovereign Bonds	—	33,605	—	33,605

Total Investments	$29,306,354	$1,484,110	$—	$30,790,464

Independence In-Target ETF
Investments in Securities
Common Stocks	$3,991,805	$—	$—	$3,991,805
Corporate Bonds	—	1,508,822	—	1,508,822
United States Government & Agencies Obligations	—	9,840,400	—	9,840,400
Sovereign Bonds	—	64,588	—	64,588

Total Investments	$3,991,805	$11,413,810	$—	$15,405,615

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. Effective for interim and annual reporting periods beginning after December 15, 2010, the Funds will be required to include disclosures on purchases, sales, issuances and settlements in the reconciliation of activity in Level 3 fair value measurements.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements for the six months ended November 30, 2010. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Taxes    The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2007, 2008, 2009, and 2010 remain open to federal and state audit. As of November 30, 2010, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Cash Equivalents    The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. As of November 30, 2010, there were no cash equivalents.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisor, Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time. During the period June 1, 2010 to October 20, 2010, Amerivest Investment Management, LLC (“Amerivest”) was also a Sub-advisor. Amerivest is a wholly-owned subsidiary of TD AMERITRADE Holding Corporation.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor pays all fees and expenses of TDAM, the Transfer Agent, Administrator and Accounting Agent and Custodian. The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2011. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed under this contractual arrangement during the period ended November 30, 2010.

The amounts subject to potential reimbursement to the Advisor as of November 30, 2010 were as follows:

	Reimbursements available through:
	5/31/2011	5/31/2012	5/31/2013
Independence 2010 ETF	$617,419	$411,950	$100,855
Independence 2020 ETF	1,056,371	721,894	180,155
Independence 2030 ETF	878,268	606,200	148,000
Independence 2040 ETF	851,358	575,835	142,509
Independence In-Target ETF	684,392	445,534	104,533

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the period ended November 30, 2010, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Sub-Advisory Fees Waived by Amerivest	Fees & Expenses Assumed by Amerivest	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
Independence 2010 ETF	$40,620	$36,579	$21,217	$2,439
Independence 2020 ETF	88,271	54,464	37,421	—
Independence 2030 ETF	72,356	46,915	28,728	—
Independence 2040 ETF	67,816	48,530	26,163	—
Independence In-Target ETF	43,625	37,662	22,847	398

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended conducted telephonically. Each Independent Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended conducted telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. FEDERAL INCOME TAXES

As of November 30, 2010, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Independence 2010 ETF	$14,004,084	$615,661	$(316,291)	$299,370
Independence 2020 ETF	39,112,803	3,421,707	(2,426,082)	995,625
Independence 2030 ETF	35,164,333	3,577,674	(2,976,223)	601,451
Independence 2040 ETF	31,234,462	3,158,110	(3,602,108)	(443,998)
Independence In-Target ETF	15,076,779	608,105	(279,269)	328,836

At May 31, 2010, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital carryforwards by any one Fund may be limited by Federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a Fund.

	Year of Expiration		Total Amount
	2017	2018
Independence 2010 ETF	$1,004,066	$1,020,627	$2,024,693
Independence 2020 ETF	2,884,099	3,713,736	6,597,835
Independence 2030 ETF	3,249,773	4,568,179	7,817,952
Independence 2040 ETF	3,538,689	4,936,668	8,475,357
Independence In-Target ETF	176,636	561,088	737,724

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Capital losses can be carried forward for a period of eight years.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the fiscal year ended May 31, 2010, the Funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
Independence 2010 ETF	$—	$813
Independence 2020 ETF	26,814	4,088
Independence 2030 ETF	20,103	4,430
Independence 2040 ETF	97,548	4,325
Independence In-Target ETF	7,448	659

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the six-month period ended November 30, 2010.

	Fair Value 05/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 11/30/10	Interest Income
Independence 2020 ETF Deutsche Bank AG, 6.00%, 9/01/17	$179,528	$—	$(19,641)	$10,130	$2,480	$172,497	$4,772
Deutsche Bank AG (Common Stock)	41,485	20,972	(4,510)	(9,729)	(104)	48,114	—

Total Investments in Affiliates	$221,013	$20,972	$(24,151)	$401	$2,376	$220,611	$4,772

Independence 2030 ETF Deutsche Bank AG (Common Stock)	$44,235	$9,769	$—	$(10,273)	$—	$43,731	$—
Independence 2040 ETF Deutsche Bank AG (Common Stock)	$47,881	$27,881	$(5,231)	$(11,354)	$(1,059)	$58,118	$—
Independence In-Target ETF Deutsche Bank AG (Common Stock)	$6,815	$—	$(1,409)	$(796)	$(561)	$4,049	$—

On June 30, 2010, XShares Group, Inc. and Deutsche Bank AG consummated an agreement pursuant to which Deutsche Bank AG acquired all of the issued and outstanding membership interests in the investment advisor to the Company and rebranded the investment advisor from XShares Advisors, LLC, to DBX Strategic Advisors LLC.

6. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended November 30, 2010, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Independence 2010 ETF	$8,306,038	$8,002,466
Independence 2020 ETF	18,310,735	17,691,846
Independence 2030 ETF	12,783,967	12,343,337
Independence 2040 ETF	10,844,313	10,570,022
Independence In-Target ETF	7,340,727	6,090,939

For the six months ended November 30, 2010, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Independence 2010 ETF	$—	$4,060,921
Independence 2020 ETF	—	4,213,838
Independence 2030 ETF	—	—
Independence 2040 ETF	—	3,722,705
Independence In-Target ETF	—	4,955,264

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FUND SHARE TRANSACTIONS

As of November 30, 2010, there were 12.5 billion shares of $0.0001 par value Fund shares authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS

The Company evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

TDX Independence Funds, Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS

Background

On June 30, 2010 (the “Closing”), XShares Group, Inc., the former parent company of the Advisor, and Deutsche Bank AG (“Deutsche Bank”) completed a transaction in which Deutsche Bank acquired all of the issued and outstanding membership interests in the Advisor (the “Acquisition”). The Acquisition constituted a change in control of the Advisor, resulting in the assignment and termination of the advisory agreement between the TDX Independence Funds, Inc. (the “Company”), on behalf of its series of five (5) underlying portfolios (each, a “Fund,” and together, the “Funds”), and the Advisor and the sub-advisory agreement between the Advisor and TDAM, effective June 30, 2010. Consequently, shareholders of the Company were required to approve a new investment advisory agreement and sub-advisory agreement for the Company, on behalf of each of the Funds. Subsequently, at a Joint Special Meeting of Shareholders of the Funds held on October 20, 2010, the shareholders of the Funds voted to approve a new investment advisory agreement and sub-advisory agreement.

Board Considerations in Approving the Investment Advisory Agreement and Sub-Advisory Agreement

At an in-person meeting of the Board of Directors (the “Board”) of TDX Independence Funds, Inc. (the “Company”) held on June 29, 2010, the Board considered the approval of (i) an interim investment advisory agreement between the Company, on behalf of its series of five (5) underlying portfolios (each, a “Fund,” and together, the “Funds”), and DBX Strategic Advisors LLC (“DBX”) (the “Interim Advisory Agreement”); (ii) an interim sub-advisory agreement between DBX and Amerivest Investment Management LLC (“Amerivest”) (the “Amerivest Interim Sub-Advisory Agreement”); and (iii) an interim sub-advisory agreement between DBX and TDAM USA Inc. (“TDAM”) (the “TDAM Interim Sub-Advisory Agreement”) (collectively, the “Interim Agreements”). In addition to the Interim Agreements, the Board considered the approval of a new advisory agreement (the “New Advisory Agreement”) between the Company, on behalf of the Funds, and DBX, and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between DBX and TDAM (together, the “New Agreements”). At the June 29, 2010 meeting, the Board was asked to approve the Interim Agreements until the earlier of (i) the date on which the Funds’ shareholders approve the New Advisory Agreement and New Sub-Advisory Agreement; or (ii) one-hundred fifty (150) days from the date of the Closing. In addition, the Board was asked to approve the New Agreements, subject to shareholder approval, for an initial term of two years, to continue in effect thereafter for successive annual periods.

In its deliberations, the Board considered and reviewed materials distributed in advance of the meeting that provided a range of information on a variety of factors, including, among other things (i) information about the duties and responsibilities of the Board in connection with its review and consideration of the Interim Agreements, New Advisory Agreement and New Sub-Advisory Agreement; (ii) information relating to the profitability of the Advisor, Amerivest and TDAM in view of the Funds; (iii) and performance and expense ratio information in comparison to peer registered investment companies (collectively, the “15(c) Materials”). This information formed the primary, but not exclusive, basis for the Board’s determinations.

I. In determining whether to approve the Interim Advisory Agreement and New Advisory Agreement, the Board considered the following information and made the conclusions as described below:

(i)	The nature, extent and quality of the services to be provided by DBX

The Board reviewed in detail the nature, extent and quality of services to be provided by DBX under the New Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Company. The Board considered that DBX provides, or arranges for the provision of, transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of DBX, including those individuals responsible for portfolio management. The Board considered that DBX provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Company’s service providers. The Board also considered that DBX pays for the compensation of officers of the Company who are also officers or employees of DBX, except as may otherwise be determined by the Board.

TDX Independence Funds, Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services provided by DBX under the New Advisory Agreement were reasonable and appropriate in relation to the DBX advisory fee, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of this unitary advisory fee will be used to compensate the Funds’ service providers.

In considering the Interim Advisory Agreement, the Board made a determination that the Interim Advisory Agreement generally contains the same terms and conditions as the prior advisory agreement and determined that the scope and quality of services under the Interim Advisory Agreement will be at least equivalent to the scope and quality of services under the prior advisory agreement. The Board concluded that the nature, extent and quality of services to be provided by DBX, under the Interim Advisory Agreement were reasonable and appropriate in relation to the DBX advisory fee, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of this unitary advisory fee will be used to compensate the Funds’ service providers.

(ii)	The performance of the Funds and DBX.

The Board considered the performance of the Funds by discussing the Funds’ annualized index tracking error since the commencement of investment operations, which provides a comparison between the NAV of each Fund’s underlying index as compared to the NAV of each respective Fund. The Board determined that the Funds had tracked their respective indices within acceptable ranges since the prior advisory agreement was first approved by the Board. In connection with the assessment of the ability of DBX to perform its duties under the New Advisory Agreement, the Board considered DBX’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that DBX had the financial resources necessary to perform their obligations under the New Advisory Agreement.

(iii)	The cost of the advisory services and the profits to DBX and its affiliates from their relationship with the Funds.

The Board considered the proposed level of the advisory fee for each Fund and discussed comparative advisory fees of other comparable exchange-traded funds. The Board considered that this type of information would be useful in assessing whether DBX would be providing services at a cost that was competitive with other exchange-traded funds. The Board concluded that the contract rate advisory fee and total fund expenses for each of the Funds were reasonable, but noted that the advisory fees charged by the Funds were higher than the advisory fees typically charged by the other exchange-traded funds. In concluding that the advisory fees and fund expenses were reasonable, the Board considered the Company’s innovative and unique investment process. In assessing this information, the Directors considered both the gross fees as well as the level of fees after waivers and/or reimbursements.

In evaluating the costs of the services to be provided by DBX under the Interim Advisory Agreement and the New Advisory Agreement and the profitability of DBX, the Board considered, among other things, that the Interim Advisory Agreement and the New Advisory Agreement generally contain the same terms and conditions as the prior advisory agreement, and that the contractual advisory fee rate payable under each of the Interim Advisory Agreement and the New Advisory Agreement, is identical to the contractual advisory fee rate payable under the prior advisory agreement. The Board further noted that the unitary management fee arrangements would not change as a result of the Acquisition.

(iv)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

(v)	Other factors.

The Board also considered DBX’s ability to achieve economies of scale through its existing platform serviced by The Bank of New York Mellon, and its commitment to maintain the Expense Cap through September 30, 2011.

TDX Independence Funds, Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

II. In determining whether to approve the Interim Sub-Advisory Agreements with TDAM and Amerivest and New Sub-Advisory Agreement with TDAM, the Board considered the following information and made the conclusions as described below:

(i)	The nature, extent and quality of the services to be provided by TDAM.

In considering the nature, extent and quality of services that TDAM provided to the Funds, the Board reviewed presentations it had received from TDAM at meetings held on July 23, 2009 and November 2, 2009, relating to the staffing, management, organizational structure and investment philosophy and processes of TDAM. The Board specifically reviewed in detail the nature, extent and quality of services to be provided by TDAM under the New Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation of certain reports on behalf of the Company. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of TDAM, including those individuals responsible for portfolio management.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as an investment sub-advisor to the Funds. The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of both equity and fixed income securities. More particularly, the Board considered TDAM’s robust operational capabilities and resources, and TDAM’s experience in managing index funds covering such asset classes as Canadian, U.S. and global equities, as well as Canadian and global fixed income. The Board noted that TDAM manages its equity and fixed income portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s effective trading processes to ensure low-cost trading across all portfolios.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services provided by TDAM, in view of the Funds under the New Sub-Advisory Agreement were reasonable and appropriate in relation to the fees paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM under the New Sub-Advisory Agreement are payable by DBX, and not by the Funds.

In considering the Interim Sub-Advisory Agreement with Amerivest, the Board considered Amerivest’s operational capabilities and resources, and its experience in serving as an investment sub-advisor to the Funds since the Funds commenced investment operations on October 1, 2007. The Board also considered Amerivest’s role as an investment sub-advisor in providing oversight over TDAM, including reviewing the portfolio of securities of each Fund in accordance with the terms of the Funds’ registration statement, assistance in the resolution of any pricing issues and assistance in the development of trading strategies. The Board also considered Amerivest’s experience in coordinating with TDAM to keep the Board fully informed on an ongoing basis of all material facts concerning the investment and reinvestment of the assets of each Fund and the operations of Amerivest and TDAM, and its experience in providing reasonable assistance to other service providers in managing the Funds.

In considering the Interim Sub-Advisory Agreements, the Board made a determination that the Interim Sub-Advisory Agreements generally contain the same terms and conditions as the prior sub-advisory agreements and determined that the scope and quality of services under the Interim Sub-Advisory Agreements will be at least equivalent to the scope and quality of services under the prior sub-advisory agreements. The Board concluded that the nature, extent and quality of services to be provided by Amerivest and TDAM to the Funds under Interim Sub-Advisory Agreements, respectively, were reasonable and appropriate in relation to the fees paid to Amerivest and TDAM, respectively, taking special consideration of the fact that the fees to be paid to Amerivest and TDAM under the Interim Sub-Advisory Agreements are payable by DBX, and not by the Funds.

(ii)	The performance of the Funds and TDAM.

The Board considered the performance of the Funds by discussing the Funds’ annualized index tracking error since the commencement of investment operations, which provides a comparison between the level of each Fund’s underlying index as

TDX Independence Funds, Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

compared to the NAV of each respective Fund. The Board determined that the Funds had tracked their respective indices within acceptable ranges since the prior sub-advisory agreement was first approved by the Board. In connection with the assessment of the ability of TDAM to perform its duties under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement, the Board considered whether TDAM has the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform their obligations under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement.

In connection with the assessment of the ability of Amerivest to perform its duties under the Interim Sub-Advisory Agreement, the Board considered whether Amerivest has the resources necessary to carry out its functions. The Board concluded that Amerivest had the financial resources necessary to perform their obligations under the Interim Sub-Advisory Agreement

(iii)	The cost of the advisory services and the profits to TDAM and its affiliates from their relationship with the Funds.

The Board considered the proposed level of the advisory fee for each Fund and discussed comparative advisory fees of other comparable exchange-traded funds. The Board considered that this type of information would be useful in assessing whether TDAM would be providing services at a cost that was competitive with other exchange-traded funds. The Board further considered that the New Sub-Advisory Agreement generally contains the same terms and conditions as the prior sub-advisory agreement, and that the contractual sub-advisory fee rate payable under the New Sub-Advisory Agreement is identical to the contractual advisory fee rate payable under the prior sub-advisory agreement. The Board noted that the contractual advisory fee rate payable under the New Sub-Advisory Agreement, like the contractual advisory fee rates payable under the prior sub-advisory agreement, is payable by DBX, and not by the Funds. The Board further noted that the unified management fee arrangements would not change as a result of the Transaction.

In evaluating the costs of the services to be provided by Amerivest and TDAM under the Interim Sub-Advisory Agreements, and the cost of services to be provided by TDAM under the New Sub-Advisory Agreement, and the profitability of TDAM, the Board considered, among other things, that the Interim Sub-Advisory Agreement generally contains the same terms and conditions as the prior sub-advisory agreement. The Board noted that the contractual advisory fee rate payable under the Interim Sub-Advisory Agreements (with respect to Amerivest and TDAM) and the New Sub-Advisory Agreement, like the contractual advisory fee rates payable under the prior sub-advisory agreements (with respect to Amerivest and TDAM), is payable by DBX, and not by the Funds.

(iv)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

(v)	Other factors.

The Board also considered whether Amerivest or TDAM would benefit in other ways from its relationship with the Funds, noting that neither Amerivest nor TDAM presently participate in any soft-dollar arrangements in connection with the Funds’ brokerage transactions.

TDX Independence Funds, Inc.

PROXY RESULTS (UNAUDITED)

On October 20, 2010, a Joint Special Meeting of shareholders was held at the offices of the Advisor to approve a new investment advisory agreement (the “Advisory Agreement”) between the Funds and DBX, a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between DBX and TDAM, and to elect directors to the Board of TDX Independence Funds Inc.

The old investment advisory agreement between TDX Independence Funds, Inc. and XShares Advisors LLC (the former name of DBX prior to its acquisition by Deutsche Bank AG) and the old sub-advisory agreement between XShares Advisors LLC and TDAM both terminated according to their terms upon the change in control of XShares Advisors LLC on June 30, 2010. After careful consideration of possible alternatives to DBX and to TDAM, the Directors, including a majority of Directors who are not “interested persons”, as defined by the Investment Company Act of 1940, as amended (the “Act”), of TDX Independence Funds, Inc. approved, subject to shareholder approval, the Advisory Agreement, pursuant to which DBX would continue as investment advisor to the Funds, and the Sub-Advisory Agreement, pursuant to which TDAM would remain as investment sub-advisor to the Funds. In both instances, the terms and conditions of the new agreements are essentially identical to those in the prior agreements.

In connection with the sale of the Advisor to Deutsche Bank, Jeffrey Feldman, Chief Executive Officer of the Advisor’s former parent company, XShares Group, Inc., resigned from the Company’s Board of Directors. The Board appointed Hans Ephraimson, Chief Executive Officer of the Advisor, to fill the vacancy created by Mr. Feldman’s departure. Shareholders were asked to consider and vote on the election of the current Directors so that the entire Board would be approved by Fund shareholders.

At the joint special meeting of October 20, 2010, the Shareholders of the Funds approved all three proposals.

VOTING INFORMATION

Approval of the proposals required the affirmative vote of a “majority of outstanding securities” (as defined in the Act) of each Fund, which means the affirmative vote of the lesser of (1) the holders of 67% or more of the shares represented at a meeting, if the holders of more than 50% of the Shares of the Fund are represented at the meeting, or (2) more than 50% of the outstanding shares of the Fund.

For the first two proposals, abstentions and broker non-votes were counted as shares present at each meeting for quorum purposes but were not voted for or against either proposal. Accordingly, these were effectively votes AGAINST these proposals, because they each required the affirmative vote of a majority of each Fund’s outstanding shares.

Information regarding shares present at the Special Meeting:

	Total Outstanding Shares	Present (Count)	Present (% of Total)
TDX Independence 2010 Exchange-Traded Fund	800,800	462,842	57.8%
TDX Independence 2020 Exchange-Traded Fund	2,000,800	1,090,358	54.5%
TDX Independence 2030 Exchange-Traded Fund	1,800,800	981,622	54.5%
TDX Independence 2040 Exchange-Traded Fund	1,800,800	972,816	54.0%
TDX Independence In-Target Exchange-Traded Fund	800,800	492,872	61.5%

Each of proposals (1) and (2) were approved. Shares voted in favor, shares voted against, and shares abstaining with respect to proposals (1) and (2) at the Joint Meeting were as follows:

Proposal 1: To approve a new investment advisory agreement between DBX Strategic Advisors, LLC and the Company, on behalf of each of the Funds.

Fund	Voted “FOR”	Voted “AGAINST”	ABSTAINED
TDX Independence 2010 Exchange-Traded Fund	412,286	9,748	14,136
TDX Independence 2020 Exchange-Traded Fund	987,152	19,968	23,247
TDX Independence 2030 Exchange-Traded Fund	873,970	19,348	29,304
TDX Independence 2040 Exchange-Traded Fund	841,388	27,967	35,194
TDX Independence In-Target Exchange-Traded Fund	437,446	12,601	18,549

TDX Independence Funds, Inc.

PROXY RESULTS (UNAUDITED) (CONTINUED)

Proposal 2: To approve a new sub-advisory agreement between DBX Strategic Advisors, LLC and TDAM USA Inc.

Fund	Voted “FOR”	Voted “AGAINST”	ABSTAINED
TDX Independence 2010 Exchange-Traded Fund	411,235	9,591	15,344
TDX Independence 2020 Exchange-Traded Fund	985,806	20,184	24,377
TDX Independence 2030 Exchange-Traded Fund	873,007	20,864	28,751
TDX Independence 2040 Exchange-Traded Fund	840,722	28,422	35,405
TDX Independence In-Target Exchange-Traded Fund	434,182	18,717	15,697

Proposal 3: To elect directors to serve on the Board of Directors of the Company.

For purposes of determining the results of proposal 3, Election of Directors, brokers holding securities in street name are allowed to cast votes in routine matters. Accordingly, while the stipulations of approval under the Act remain, broker non-votes are included in either the “For” or “Against” column.

All directors were elected. Shares voted in favor and shares voted against for each individual were as follows:

For the election of Hans Ephraimson as Director of the Funds:

Fund	Voted “FOR”	Voted “WITHHOLD”
TDX Independence 2010 Exchange-Traded Fund	448,091	14,751
TDX Independence 2020 Exchange-Traded Fund	1,054,198	36,160
TDX Independence 2030 Exchange-Traded Fund	939,280	42,342
TDX Independence 2040 Exchange-Traded Fund	907,691	65,125
TDX Independence In-Target Exchange-Traded Fund	475,397	17,475

For the election of R. Charles Tschampion as Director of the Funds:

Fund	Voted “FOR”	Voted “WITHHOLD“
TDX Independence 2010 Exchange-Traded Fund	448,151	14,691
TDX Independence 2020 Exchange-Traded Fund	1,053,909	36,449
TDX Independence 2030 Exchange-Traded Fund	938,293	43,329
TDX Independence 2040 Exchange-Traded Fund	907,043	65,773
TDX Independence In-Target Exchange-Traded Fund	472,872	20,000

For the election of Ernest J. Scalberg as Director of the Funds:

Fund	Voted “FOR”	Voted “WITHHOLD“
TDX Independence 2010 Exchange-Traded Fund	448,352	14,490
TDX Independence 2020 Exchange-Traded Fund	1,055,604	34,754
TDX Independence 2030 Exchange-Traded Fund	938,991	42,631
TDX Independence 2040 Exchange-Traded Fund	907,877	64,939
TDX Independence In-Target Exchange-Traded Fund	476,054	16,818

For the election of Michael G. Smith as Director of the Funds:

Fund	Voted “FOR”	Voted “WITHHOLD”
TDX Independence 2010 Exchange-Traded Fund	448,568	14,274
TDX Independence 2020 Exchange-Traded Fund	1,056,600	33,758
TDX Independence 2030 Exchange-Traded Fund	939,813	41,809
TDX Independence 2040 Exchange-Traded Fund	907,786	65,030
TDX Independence In-Target Exchange-Traded Fund	475,097	17,775

TDX Independence Funds, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2010 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxstrategicadvisors.db.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxstrategicadvisors.db.com.

TDX Independence Funds, Inc.

TDX Independence 2010 Exchange-Traded Fund

TDX Independence 2020 Exchange-Traded Fund

TDX Independence 2030 Exchange-Traded Fund

TDX Independence 2040 Exchange-Traded Fund

TDX Independence In-Target Exchange-Traded Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 1, 2010 to the

Annual Report dated May 31, 2010 and all supplements thereto

This Supplement provides new and additional information beyond that contained in the Annual Report listed above and should be read in conjunction with the Annual Report.

The average annual and cumulative total return information for each Fund’s Underlying Index for the period ended May 31, 2010, which is included as the third column in each Fund’s Average Annual Total Returns and Cumulative Total Returns tables, is replaced with the average annual and cumulative total return information below.

	1 Year	Average Annual Since Inception (10/1/07)	Cumulative Since Inception (10/1/07)
TDX Independence 2010 Exchange-Traded Fund
Zacks 2010 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	7.51%	(0.73)%	(1.92)%
TDX Independence 2020 Exchange-Traded Fund
Zacks 2020 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	13.99%	(5.51)%	(14.02)%
TDX Independence 2030 Exchange-Traded Fund
Zacks 2030 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	15.13%	(10.50)%	(25.61)%
TDX Independence 2040 Exchange-Traded Fund
Zacks 2040 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	15.59%	(12.01)%	(28.89)%
TDX Independence In-Target Exchange-Traded Fund
Zacks In-Target Lifecycle Index (reflects no deduction for fees, expenses or taxes)	4.23%	1.64%	4.43%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TDX Independence Funds, Inc.

This report is intended for the shareholders of the TDX Independence Exchange-Traded Funds (“TDX Independence ETFs”). It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxstrategicadvisors.db.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. TDX Independence ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

TDX Independence ETFs are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with TDX Independence Funds, Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

TDX Independence Funds, Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISORS

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

Amerivest Investment Management, LLC

1005 North Ameritrade Place

Bellevue, NE 68005

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Morgan Lewis

111 Pennsylvania Ave, NW

Washington, DC 20004

Item 2.	Code of Ethics.

Not required for a semi-annual period.

Item 3.	Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4.	Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5.	Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6.	Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11.	Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)	Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TDX Independence Funds, Inc.

By:	/s/ Hans Ephraimson
Name:	Hans Ephraimson
Title:	President and Chief Executive Officer

Date: January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hans Ephraimson
Name:	Hans Ephraimson
Title:	President and Chief Executive Officer

Date: January 28, 2011

By:	/s/ Michael Gilligan
Name:	Michael Gilligan
Title:	Treasurer, Chief Financial Officer and Controller

Date: January 28, 2011